UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Value Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Nielsen Holdings PLC	1.2
Caesars Entertainment, Inc.	1.2
The AES Corp.	1.1
Curtiss-Wright Corp.	1.0
Kirby Corp.	1.0
Laboratory Corp. of America Holdings	1.0
Olin Corp.	1.0
Edison International	1.0
Signature Bank	0.9
AECOM	0.9
10.3

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	22.1
Financials	16.4
Consumer Discretionary	11.8
Materials	10.6
Utilities	7.3

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 16.7%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.4%
Liberty Global PLC Class C (a)	1,184,800	$32,061
Media - 2.1%
DISH Network Corp. Class A (a)	540,000	24,187
Interpublic Group of Companies, Inc.	2,222,900	70,577
News Corp. Class A	758,100	19,858
Nexstar Broadcasting Group, Inc. Class A	320,300	47,215
Publicis Groupe SA	390,961	25,316
		187,153

TOTAL COMMUNICATION SERVICES		219,214

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.6%
Adient PLC (a)	1,190,200	55,154
Distributors - 0.7%
LKQ Corp. (a)	1,268,700	59,261
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A (a)	2,674,100	36,769
Hotels, Restaurants & Leisure - 2.3%
Bally's Corp. (a)	356,600	20,669
Caesars Entertainment, Inc. (a)	1,021,704	99,964
Elior SA (b)	2,343,400	19,412
Expedia, Inc. (a)	314,600	55,442
		195,487
Household Durables - 2.3%
Mohawk Industries, Inc. (a)	317,700	65,287
Taylor Morrison Home Corp. (a)	1,290,400	40,273
Tempur Sealy International, Inc.	1,007,100	38,411
Tupperware Brands Corp. (a)	721,771	17,590
Whirlpool Corp.	175,900	41,592
		203,153
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	912,864	50,929
Leisure Products - 0.6%
Mattel, Inc. (a)	2,385,600	51,195
Multiline Retail - 0.1%
Nordstrom, Inc. (a)	308,000	11,297
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.	794,500	24,479
American Eagle Outfitters, Inc.	1,273,700	44,032
Gap, Inc.	1,003,300	33,209
L Brands, Inc. (a)	879,100	57,933
Lithia Motors, Inc. Class A (sub. vtg.)	79,400	30,520
Sally Beauty Holdings, Inc. (a)	2,445,971	49,091
		239,264
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	878,400	48,382
Gildan Activewear, Inc.	562,400	19,519
Tapestry, Inc.	1,184,400	56,674
		124,575

TOTAL CONSUMER DISCRETIONARY		1,027,084

CONSUMER STAPLES - 3.9%
Beverages - 0.4%
Primo Water Corp.	2,204,300	36,900
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,017,000	45,429
Food Products - 1.2%
Bunge Ltd.	413,800	34,933
Darling Ingredients, Inc. (a)	571,000	39,656
Nomad Foods Ltd. (a)	1,089,617	31,773
		106,362
Household Products - 1.2%
Energizer Holdings, Inc.	799,500	39,415
Reynolds Consumer Products, Inc.	895,300	26,250
Spectrum Brands Holdings, Inc.	409,300	36,076
		101,741
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	150,300	6,879
Tobacco - 0.5%
Altria Group, Inc.	824,600	39,375

TOTAL CONSUMER STAPLES		336,686

ENERGY - 5.1%
Energy Equipment & Services - 0.4%
Liberty Oilfield Services, Inc. Class A (a)	439,800	5,146
Technip Energies NV ADR (a)(c)	506,660	7,200
TechnipFMC PLC	3,267,500	24,180
		36,526
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	409,200	8,184
Cabot Oil & Gas Corp.	402,800	6,715
Canadian Natural Resources Ltd.	1,278,700	38,814
Cenovus Energy, Inc. (Canada)	8,246,181	64,204
Cheniere Energy, Inc. (a)	880,300	68,241
Denbury, Inc. (a)	204,700	11,138
Devon Energy Corp.	387,300	9,055
Energy Transfer LP	2,951,400	25,412
Enviva Partners LP	52,714	2,596
Green Plains, Inc. (a)	177,500	5,290
Hess Corp.	1,016,400	75,732
Marathon Petroleum Corp.	275,599	15,337
Pioneer Natural Resources Co.	108,400	16,675
Range Resources Corp. (a)	461,400	4,531
Targa Resources Corp.	766,900	26,604
The Williams Companies, Inc.	641,600	15,629
Valero Energy Corp.	105,200	7,781
		401,938

TOTAL ENERGY		438,464

FINANCIALS - 16.4%
Banks - 3.5%
Bank of Kyoto Ltd.	316,500	16,970
East West Bancorp, Inc.	313,200	23,850
First Citizens Bancshares, Inc.	52,292	45,361
First Citizens Bancshares, Inc. Class B	5,400	4,072
PacWest Bancorp	1,125,700	48,867
Signature Bank	318,300	80,056
Sterling Bancorp	1,949,500	48,991
Wells Fargo & Co.	676,500	30,476
		298,643
Capital Markets - 2.9%
Ameriprise Financial, Inc.	232,300	60,026
Apollo Global Management LLC Class A (c)	963,500	53,349
Bank of New York Mellon Corp.	189,600	9,457
Lazard Ltd. Class A	978,200	44,009
LPL Financial	365,600	57,290
Northern Trust Corp.	256,200	29,156
		253,287
Consumer Finance - 4.0%
Ally Financial, Inc.	985,800	50,719
Capital One Financial Corp.	416,891	62,150
Navient Corp.	1,850,900	31,151
OneMain Holdings, Inc.	1,140,700	64,872
SLM Corp.	3,349,396	65,849
Synchrony Financial	1,560,900	68,274
		343,015
Diversified Financial Services - 1.2%
ECN Capital Corp.	3,791,500	25,418
Equitable Holdings, Inc.	1,073,700	36,753
Voya Financial, Inc.	674,300	45,731
		107,902
Insurance - 4.5%
AMBAC Financial Group, Inc. (a)	2,040,459	34,994
American Financial Group, Inc.	442,100	54,316
American International Group, Inc.	651,800	31,580
Arch Capital Group Ltd. (a)	1,356,300	53,859
Assurant, Inc.	441,700	68,729
Fairfax Financial Holdings Ltd. (sub. vtg.)	83,700	38,241
Reinsurance Group of America, Inc.	339,700	44,341
The Travelers Companies, Inc.	407,600	63,039
		389,099
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	568,100	29,871

TOTAL FINANCIALS		1,421,817

HEALTH CARE - 6.3%
Biotechnology - 0.1%
Ascendis Pharma A/S sponsored ADR (a)	30,143	4,370
TG Therapeutics, Inc. (a)	29,200	1,306
United Therapeutics Corp. (a)	10,700	2,157
		7,833
Health Care Equipment & Supplies - 0.7%
Haemonetics Corp. (a)	9,200	619
Hologic, Inc. (a)	591,985	38,805
Teleflex, Inc.	19,946	8,427
The Cooper Companies, Inc.	13,300	5,465
Zimmer Biomet Holdings, Inc.	47,400	8,397
		61,713
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	28,700	3,467
Cardinal Health, Inc.	439,500	26,519
Centene Corp. (a)	838,500	51,769
Cigna Corp.	291,300	72,537
DaVita HealthCare Partners, Inc. (a)	18,200	2,121
Henry Schein, Inc. (a)	33,500	2,429
Laboratory Corp. of America Holdings (a)	319,613	84,976
Molina Healthcare, Inc. (a)	6,600	1,684
Oak Street Health, Inc. (a)	32,500	2,003
		247,505
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	129,219	17,269
Avantor, Inc. (a)	64,300	2,060
Bio-Rad Laboratories, Inc. Class A (a)	19,052	12,005
IQVIA Holdings, Inc. (a)	60,660	14,236
PerkinElmer, Inc.	33,630	4,359
QIAGEN NV (a)	47,200	2,272
Sotera Health Co.	87,000	2,241
Syneos Health, Inc. (a)	458,613	38,913
		93,355
Pharmaceuticals - 1.5%
Bayer AG	376,000	24,329
Bristol-Myers Squibb Co.	429,900	26,834
Catalent, Inc. (a)	53,600	6,028
Horizon Therapeutics PLC (a)	15,541	1,470
Jazz Pharmaceuticals PLC (a)	316,967	52,109
Royalty Pharma PLC	51,400	2,262
Viatris, Inc. (a)	1,613,643	21,461
		134,493

TOTAL HEALTH CARE		544,899

INDUSTRIALS - 22.1%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	693,400	88,686
Howmet Aerospace, Inc. (a)	147,800	4,724
Huntington Ingalls Industries, Inc.	182,600	38,770
Northrop Grumman Corp.	26,700	9,464
		141,644
Air Freight & Logistics - 1.1%
FedEx Corp.	133,000	38,611
XPO Logistics, Inc. (a)	410,200	57,067
		95,678
Airlines - 0.4%
JetBlue Airways Corp. (a)	844,000	17,184
Spirit Airlines, Inc. (a)(c)	421,000	15,080
		32,264
Building Products - 1.5%
Builders FirstSource, Inc. (a)	1,310,850	63,799
Jeld-Wen Holding, Inc. (a)	2,365,700	69,007
		132,806
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	706,500	36,321
CoreCivic, Inc.	1,340,910	10,419
The Brink's Co.	566,500	45,275
		92,015
Construction & Engineering - 4.1%
AECOM (a)	1,174,923	78,050
API Group Corp. (a)(b)	1,494,600	31,775
Arcadis NV	220,566	9,281
EMCOR Group, Inc.	177,000	21,205
Fluor Corp.	3,181,200	73,104
Granite Construction, Inc.	1,642,900	62,594
Quanta Services, Inc.	5,100	493
Valmont Industries, Inc.	130,900	32,313
Willscot Mobile Mini Holdings (a)	1,687,500	49,393
		358,208
Electrical Equipment - 1.1%
Regal Beloit Corp.	265,556	38,354
Sensata Technologies, Inc. PLC (a)	612,406	35,360
Vertiv Holdings Co.	984,800	22,355
		96,069
Industrial Conglomerates - 0.1%
General Electric Co.	403,100	5,289
Machinery - 1.7%
Allison Transmission Holdings, Inc.	1,566,529	64,964
Crane Co.	303,700	28,566
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	4,500	618
Stanley Black & Decker, Inc.	255,800	52,892
		147,040
Marine - 1.2%
Genco Shipping & Trading Ltd.	477,000	7,317
Golden Ocean Group Ltd. (a)	578,100	5,029
Kirby Corp. (a)	1,349,500	85,963
Safe Bulkers, Inc. (a)	522,654	1,876
Star Bulk Carriers Corp. (a)(c)	447,451	8,336
		108,521
Professional Services - 3.3%
ASGN, Inc. (a)	325,200	34,205
Intertrust NV (b)	1,336,592	24,747
KBR, Inc.	812,300	32,135
Manpower, Inc.	415,400	50,218
Nielsen Holdings PLC	4,188,500	107,426
Science Applications International Corp.	424,900	37,995
		286,726
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	342,400	16,134
Ryder System, Inc.	310,000	24,750
TFI International, Inc. (Canada)	392,700	34,409
		75,293
Trading Companies & Distributors - 4.0%
AerCap Holdings NV (a)	834,596	48,615
Beacon Roofing Supply, Inc. (a)	1,072,700	60,425
Fortress Transportation & Infrastructure Investors LLC	1,234,038	34,849
GMS, Inc. (a)	1,002,400	43,815
MRC Global, Inc. (a)	2,955,824	27,844
NOW, Inc. (a)	1,382,608	13,577
United Rentals, Inc. (a)	170,400	54,519
Univar, Inc. (a)	2,742,200	64,030
		347,674

TOTAL INDUSTRIALS		1,919,227

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (a)	285,000	24,239
ViaSat, Inc. (a)(c)	288,000	14,916
		39,155
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	3,861,700	67,194
Insight Enterprises, Inc. (a)	467,100	46,883
		114,077
IT Services - 2.2%
Concentrix Corp. (a)	176,900	27,487
DXC Technology Co.	1,035,336	34,073
Econocom Group SA	3,332,800	13,343
Rackspace Technology, Inc. (a)(c)	1,532,100	38,103
Unisys Corp. (a)	2,475,071	59,402
Verra Mobility Corp. (a)	1,222,000	16,424
		188,832
Software - 1.2%
Micro Focus International PLC	2,786,800	19,878
NortonLifeLock, Inc.	1,608,000	34,749
SS&C Technologies Holdings, Inc.	685,400	50,870
		105,497
Technology Hardware, Storage & Peripherals - 0.9%
NCR Corp. (a)	929,900	42,543
Seagate Technology LLC	283,600	26,329
Xerox Holdings Corp.	518,200	12,509
		81,381

TOTAL INFORMATION TECHNOLOGY		528,942

MATERIALS - 10.6%
Chemicals - 4.2%
Axalta Coating Systems Ltd.(a)	1,956,478	62,392
Celanese Corp. Class A	129,439	20,277
Corteva, Inc.	356,400	17,378
Eastman Chemical Co.	363,200	41,910
FMC Corp.	68,725	8,126
Huntsman Corp.	976,400	27,993
Nutrien Ltd.	246,900	13,629
Olin Corp.	1,948,180	83,830
The Chemours Co. LLC	1,366,300	41,262
Tronox Holdings PLC	2,281,074	48,359
		365,156
Construction Materials - 1.0%
Eagle Materials, Inc.	284,300	39,273
Grupo Cementos de Chihuahua S.A.B. de CV	2,700,900	19,192
Martin Marietta Materials, Inc.	56,983	20,122
Summit Materials, Inc. (a)	233,400	6,720
		85,307
Containers & Packaging - 3.5%
Avery Dennison Corp.	74,690	15,996
Berry Global Group, Inc. (a)	859,500	54,681
Crown Holdings, Inc.	496,500	54,516
O-I Glass, Inc. (a)	3,103,084	51,170
Sealed Air Corp.	966,000	47,720
WestRock Co.	1,394,400	77,738
		301,821
Metals & Mining - 1.9%
Allegheny Technologies, Inc. (a)	564,315	13,126
ArcelorMittal SA Class A unit (a)(c)	1,423,100	41,683
Constellium NV (a)	3,023,300	46,891
First Quantum Minerals Ltd.	779,400	17,964
Freeport-McMoRan, Inc.	842,200	31,759
Steel Dynamics, Inc.	275,865	14,957
		166,380

TOTAL MATERIALS		918,664

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Alexandria Real Estate Equities, Inc.	223,900	40,548
American Tower Corp.	181,304	46,191
Americold Realty Trust	1,340,300	54,135
CubeSmart	1,640,037	69,439
Douglas Emmett, Inc.	1,342,048	45,012
Equinix, Inc.	61,000	43,966
Equity Lifestyle Properties, Inc.	682,422	47,360
Lamar Advertising Co. Class A	498,300	49,352
Mid-America Apartment Communities, Inc.	271,900	42,778
VICI Properties, Inc. (c)	1,540,500	48,834
		487,615
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	3,875,958	65,891

TOTAL REAL ESTATE		553,506

UTILITIES - 7.3%
Electric Utilities - 3.8%
Edison International	1,398,800	83,159
Entergy Corp.	425,500	46,503
Exelon Corp.	761,008	34,200
FirstEnergy Corp.	1,552,800	58,882
NRG Energy, Inc.	850,800	30,476
PG&E Corp. (a)	6,599,500	74,706
		327,926
Gas Utilities - 0.2%
Spire, Inc.	218,623	16,471
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	3,515,300	97,796
Vistra Corp.	3,753,100	63,315
		161,111
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	2,990,265	73,232
MDU Resources Group, Inc.	1,571,900	52,596
		125,828

TOTAL UTILITIES		631,336

TOTAL COMMON STOCKS
(Cost $5,883,408)		8,539,839
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 5/20/21 to 7/22/21 (d)
(Cost $8,080)	8,080	8,080
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.04% (e)	140,397,965	$140,426
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	144,570,257	144,585
TOTAL MONEY MARKET FUNDS
(Cost $285,010)		285,011
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $6,176,498)		8,832,930
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(167,112)
NET ASSETS - 100%		$8,665,818

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	267	June 2021	$72,632	$862	$862

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,934,000 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,804,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$33
Fidelity Securities Lending Cash Central Fund	46
Total	$79

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$219,214	$219,214	$--	$--
Consumer Discretionary	1,027,084	1,027,084	--	--
Consumer Staples	336,686	336,686	--	--
Energy	438,464	438,464	--	--
Financials	1,421,817	1,421,817	--	--
Health Care	544,899	544,899	--	--
Industrials	1,919,227	1,919,227	--	--
Information Technology	528,942	509,064	19,878	--
Materials	918,664	918,664	--	--
Real Estate	553,506	553,506	--	--
Utilities	631,336	631,336	--	--
U.S. Government and Government Agency Obligations	8,080	--	8,080	--
Money Market Funds	285,011	285,011	--	--
Total Investments in Securities:	$8,832,930	$8,804,972	$27,958	$--
Derivative Instruments:
Assets
Futures Contracts	$862	$862	$--	$--
Total Assets	$862	$862	$--	$--
Total Derivative Instruments:	$862	$862	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$862	$0
Total Equity Risk	862	0
Total Value of Derivatives	$862	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
United Kingdom	3.9%
Canada	3.2%
Bermuda	2.5%
Ireland	1.5%
France	1.0%
Netherlands	1.0%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $140,131) — See accompanying schedule: Unaffiliated issuers (cost $5,891,488)	$8,547,919
Fidelity Central Funds (cost $285,010)	285,011
Total Investment in Securities (cost $6,176,498)		$8,832,930
Foreign currency held at value (cost $666)		666
Receivable for investments sold		17,005
Receivable for fund shares sold		10,922
Dividends receivable		3,109
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		2
Other receivables		1,014
Total assets		8,865,664
Liabilities
Payable for investments purchased	$45,001
Payable for fund shares redeemed	2,873
Accrued management fee	4,804
Payable for daily variation margin on futures contracts	993
Other affiliated payables	878
Other payables and accrued expenses	730
Collateral on securities loaned	144,567
Total liabilities		199,846
Net Assets		$8,665,818
Net Assets consist of:
Paid in capital		$5,966,848
Total accumulated earnings (loss)		2,698,970
Net Assets		$8,665,818
Net Asset Value and Maximum Offering Price
Value:
Net Asset Value, offering price and redemption price per share ($7,932,049 ÷ 529,854 shares)		$14.97
Class K:
Net Asset Value, offering price and redemption price per share ($733,769 ÷ 48,948 shares)		$14.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$52,830
Non-Cash dividends		6,726
Interest		1
Income from Fidelity Central Funds (including $46 from security lending)		79
Total income		59,636
Expenses
Management fee
Basic fee	$18,612
Performance adjustment	3,418
Transfer agent fees	4,244
Accounting fees	583
Custodian fees and expenses	20
Independent trustees' fees and expenses	14
Registration fees	89
Audit	38
Legal	11
Miscellaneous	14
Total expenses before reductions	27,043
Expense reductions	(219)
Total expenses after reductions		26,824
Net investment income (loss)		32,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	756,525
Fidelity Central Funds	1
Foreign currency transactions	(29)
Futures contracts	13,843
Total net realized gain (loss)		770,340
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,214,875
Assets and liabilities in foreign currencies	16
Futures contracts	2,029
Total change in net unrealized appreciation (depreciation)		2,216,920
Net gain (loss)		2,987,260
Net increase (decrease) in net assets resulting from operations		$3,020,072

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,812	$74,556
Net realized gain (loss)	770,340	(682,472)
Change in net unrealized appreciation (depreciation)	2,216,920	95,975
Net increase (decrease) in net assets resulting from operations	3,020,072	(511,941)
Distributions to shareholders	(64,718)	(237,887)
Share transactions - net increase (decrease)	457,563	(849,469)
Total increase (decrease) in net assets	3,412,917	(1,599,297)
Net Assets
Beginning of period	5,252,901	6,852,198
End of period	$8,665,818	$5,252,901

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.59	$11.15	$12.19	$10.30	$11.07
Income from Investment Operations
Net investment income (loss)B	.06	.12	.14	.15	.18C	.17
Net realized and unrealized gain (loss)	5.46	(.77)	.71	(.62)	1.85	.11
Total from investment operations	5.52	(.65)	.85	(.47)	2.03	.28
Distributions from net investment income	(.12)	(.14)D	(.12)	(.17)	(.14)	(.12)
Distributions from net realized gain	–	(.23)D	(1.29)	(.41)	–E	(.93)
Total distributions	(.12)	(.37)	(1.41)	(.57)F	(.14)	(1.05)
Net asset value, end of period	$14.97	$9.57	$10.59	$11.15	$12.19	$10.30
Total ReturnG,H	58.00%	(6.52)%	9.31%	(4.14)%	19.86%	2.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.57%	.58%	.58%	.58%	.62%
Expenses net of fee waivers, if any	.77%K	.57%	.58%	.58%	.58%	.62%
Expenses net of all reductions	.76%K	.55%	.58%	.56%	.57%	.61%
Net investment income (loss)	.92%K	1.30%	1.38%	1.25%	1.51%C	1.71%
Supplemental Data
Net assets, end of period (in millions)	$7,932	$4,760	$6,112	$6,181	$7,344	$6,741
Portfolio turnover rateL	83%K	90%	75%	100%	73%	72%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$10.60	$11.16	$12.21	$10.32	$11.09
Income from Investment Operations
Net investment income (loss)B	.06	.13	.15	.16	.19C	.18
Net realized and unrealized gain (loss)	5.47	(.76)	.72	(.62)	1.85	.11
Total from investment operations	5.53	(.63)	.87	(.46)	2.04	.29
Distributions from net investment income	(.13)	(.15)D	(.13)	(.18)	(.15)	(.13)
Distributions from net realized gain	–	(.23)D	(1.29)	(.41)	–E	(.93)
Total distributions	(.13)	(.38)	(1.43)F	(.59)	(.15)	(1.06)
Net asset value, end of period	$14.99	$9.59	$10.60	$11.16	$12.21	$10.32
Total ReturnG,H	58.00%	(6.33)%	9.43%	(4.11)%	19.98%	2.96%
Ratios to Average Net AssetsI,J
Expenses before reductions	.69%K	.47%	.49%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.69%K	.47%	.49%	.48%	.48%	.50%
Expenses net of all reductions	.68%K	.45%	.48%	.46%	.48%	.49%
Net investment income (loss)	1.00%K	1.40%	1.48%	1.34%	1.61%C	1.82%
Supplemental Data
Net assets, end of period (in millions)	$734	$493	$740	$844	$1,073	$922
Portfolio turnover rateL	83%K	90%	75%	100%	73%	72%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Value Fund	$688

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,733,955
Gross unrealized depreciation	(108,481)
Net unrealized appreciation (depreciation)	$2,625,474
Tax cost	$6,208,318

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(332,622)
Long-term	(342,693)
Total capital loss carryforward	$(675,315)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Fund	3,204,385	2,821,521

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$4,111.13
Class K	133.04
	$4,244

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Fund	$76

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Fund	Borrower	$20,016.33%		$-*

* In the amount less than five hundred dollars

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Value Fund	214,927	226,289

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $247.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Value Fund	$6

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Fund	$5	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $209 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Value Fund
Distributions to shareholders
Value	$58,303	$211,624
Class K	6,415	26,263
Total	$64,718	$237,887

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Value Fund
Value
Shares sold	61,535	27,325	$847,624	$254,518
Reinvestment of distributions	4,594	17,903	54,026	192,457
Shares redeemed	(33,532)	(125,326)	(422,377)	(1,125,956)
Net increase (decrease)	32,597	(80,098)	$479,273	$(678,981)
Class K
Shares sold	9,972	11,831	$133,779	$110,938
Reinvestment of distributions	545	2,443	6,415	26,263
Shares redeemed	(12,958)	(32,695)	(161,904)	(307,689)
Net increase (decrease)	(2,441)	(18,421)	$(21,710)	$(170,488)

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Value Fund
Value	.77%
Actual		$1,000.00	$1,580.00	$4.93
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class K	.69%
Actual		$1,000.00	$1,580.00	$4.41
Hypothetical-C		$1,000.00	$1,021.37	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Value Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VAL-SANN-0621
1.703562.123

Fidelity® Capital Appreciation Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Microsoft Corp.	8.3
Alphabet, Inc. Class A	4.6
UnitedHealth Group, Inc.	4.1
Amazon.com, Inc.	3.7
Apple, Inc.	3.3
NVIDIA Corp.	2.6
Qualcomm, Inc.	2.2
Tencent Holdings Ltd.	2.1
Adobe, Inc.	2.0
Alphabet, Inc. Class C	1.9
34.8

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	29.7
Health Care	16.1
Communication Services	13.2
Industrials	13.0
Consumer Discretionary	11.4

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks	99.4%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 19.9%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	1,018,954	$57,626
Entertainment - 1.0%
Take-Two Interactive Software, Inc. (b)	218,800	38,373
Warner Music Group Corp. Class A	759,400	28,827
		67,200
Interactive Media & Services - 10.7%
Alphabet, Inc.:
Class A (b)	130,282	306,619
Class C (b)	52,456	126,425
Facebook, Inc. Class A (b)	318,702	103,604
JOYY, Inc. ADR	62,600	5,951
Tencent Holdings Ltd.	1,766,969	140,955
Tongdao Liepin Group (b)	2,928,262	9,820
Zoominfo Technologies, Inc.	314,400	16,305
		709,679
Media - 0.6%
Cable One, Inc.	20,300	36,337

TOTAL COMMUNICATION SERVICES		870,842

CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.7%
Ferrari NV	221,089	47,178
XPeng, Inc. ADR (b)	60,700	1,816
		48,994
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A (b)	3,318,487	45,629
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (c)	19,200	3,316
Compass Group PLC (b)	758,000	16,490
Dalata Hotel Group PLC	880,700	4,775
Flutter Entertainment PLC	136,600	27,996
Hilton Worldwide Holdings, Inc.	226,200	29,112
		81,689
Household Durables - 2.4%
D.R. Horton, Inc.	889,172	87,397
NVR, Inc. (b)	8,494	42,624
Toll Brothers, Inc.	436,500	27,369
		157,390
Internet & Direct Marketing Retail - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	350,355	80,914
Amazon.com, Inc. (b)	71,328	247,324
Coupang, Inc. Class A (b)(c)	53,300	2,233
Pinduoduo, Inc. ADR (b)	20,789	2,784
		333,255
Textiles, Apparel & Luxury Goods - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	32,938	24,951
LVMH Moet Hennessy Louis Vuitton SE	46,404	34,958
Prada SpA	3,036,300	18,899
Samsonite International SA (a)(b)	6,497,100	12,061
		90,869

TOTAL CONSUMER DISCRETIONARY		757,826

CONSUMER STAPLES - 4.4%
Beverages - 1.5%
Kweichow Moutai Co. Ltd. (A Shares)	61,000	18,910
Monster Beverage Corp. (b)	837,638	81,293
		100,203
Household Products - 2.3%
Energizer Holdings, Inc. (c)	1,035,280	51,039
Reckitt Benckiser Group PLC	767,463	68,333
The Clorox Co.	171,700	31,335
		150,707
Tobacco - 0.6%
Swedish Match Co. AB	503,200	41,276

TOTAL CONSUMER STAPLES		292,186

FINANCIALS - 7.1%
Banks - 1.9%
Comerica, Inc.	437,600	32,890
HDFC Bank Ltd. sponsored ADR (b)	190,300	13,374
M&T Bank Corp.	370,626	58,444
Wintrust Financial Corp.	281,200	21,681
		126,389
Capital Markets - 2.2%
CME Group, Inc.	313,138	63,251
Franklin Resources, Inc.	578,200	17,346
Morningstar, Inc.	156,395	41,446
S&P Global, Inc.	8,800	3,435
T. Rowe Price Group, Inc.	121,000	21,683
		147,161
Consumer Finance - 1.2%
Capital One Financial Corp.	533,065	79,469
Insurance - 1.8%
American Financial Group, Inc.	266,300	32,718
American International Group, Inc.	429,100	20,790
Arthur J. Gallagher & Co.	438,741	63,596
BRP Group, Inc. (b)	110,300	3,201
		120,305

TOTAL FINANCIALS		473,324

HEALTH CARE - 16.1%
Biotechnology - 2.8%
Adamas Pharmaceuticals, Inc. (b)	1,415,648	7,984
Alnylam Pharmaceuticals, Inc. (b)	67,200	9,451
Applied Therapeutics, Inc. (b)	348,140	6,448
Biogen, Inc. (b)	34,200	9,143
BioNTech SE ADR (b)(c)	36,819	6,932
Evelo Biosciences, Inc. (b)	47,200	621
Exelixis, Inc. (b)	270,200	6,652
Gamida Cell Ltd. (b)	1,122,170	8,282
Hookipa Pharma, Inc. (b)	239,500	3,243
Innovent Biologics, Inc. (a)(b)	1,008,301	10,956
Prelude Therapeutics, Inc.	24,000	995
Regeneron Pharmaceuticals, Inc. (b)	184,622	88,859
Rubius Therapeutics, Inc. (b)	64,338	1,610
Seres Therapeutics, Inc. (b)	138,300	2,878
Synlogic, Inc. (b)	851,200	2,971
Vor Biopharma, Inc. (b)	4,800	135
Vor Biopharma, Inc.	367,505	9,321
XOMA Corp. (b)	162,300	6,177
		182,658
Health Care Equipment & Supplies - 3.4%
Axonics Modulation Technologies, Inc. (b)	88,900	5,594
Danaher Corp.	196,939	50,011
Edwards Lifesciences Corp. (b)	286,800	27,395
Haemonetics Corp. (b)	210,975	14,190
Hologic, Inc. (b)	673,800	44,168
Insulet Corp. (b)	2,300	679
Intuitive Surgical, Inc. (b)	56,925	49,240
Medacta Group SA (a)(b)	11,080	1,415
Nevro Corp. (b)	63,607	10,992
Outset Medical, Inc.	31,900	1,911
Penumbra, Inc. (b)	71,061	21,744
		227,339
Health Care Providers & Services - 4.6%
Guardant Health, Inc. (b)	38,988	6,198
HealthEquity, Inc. (b)	316,700	24,060
UnitedHealth Group, Inc.	688,592	274,610
		304,868
Health Care Technology - 0.7%
agilon health, Inc. (b)	142,100	4,480
Certara, Inc.	100,900	3,210
Inspire Medical Systems, Inc. (b)	47,589	11,270
MultiPlan Corp. (d)	1,064,462	7,909
MultiPlan Corp.:
Class A (b)(c)	268,200	1,993
warrants (b)(d)	52,696	103
Schrodinger, Inc. (b)(c)	37,100	2,829
Simulations Plus, Inc. (c)	50,100	3,163
Veeva Systems, Inc. Class A (b)	37,360	10,552
		45,509
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (b)	55,853	11,048
Berkeley Lights, Inc. (b)	168,400	8,270
Bio-Rad Laboratories, Inc. Class A (b)	13,100	8,255
Bio-Techne Corp.	13,000	5,557
Bruker Corp.	550,148	37,696
Codexis, Inc. (b)	273,340	6,336
Nanostring Technologies, Inc. (b)	143,803	11,457
Olink Holding AB ADR (b)	22,700	799
		89,418
Pharmaceuticals - 3.2%
Aclaris Therapeutics, Inc. (b)	200,300	4,777
Eli Lilly & Co.	519,285	94,910
Endo International PLC (b)	2,042,000	11,701
Horizon Therapeutics PLC (b)	581,665	55,037
Revance Therapeutics, Inc. (b)	258,300	7,522
Zoetis, Inc. Class A	227,320	39,333
		213,280

TOTAL HEALTH CARE		1,063,072

INDUSTRIALS - 13.0%
Aerospace & Defense - 2.0%
Airbus Group NV	419,300	50,425
Axon Enterprise, Inc. (b)	5,000	758
HEICO Corp. Class A	184,919	23,352
Northrop Grumman Corp.	96,600	34,239
TransDigm Group, Inc. (b)	37,300	22,893
		131,667
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (b)	508,126	59,375
Building Products - 0.7%
Builders FirstSource, Inc. (b)	357,381	17,394
Fortune Brands Home & Security, Inc.	268,200	28,156
		45,550
Construction & Engineering - 0.1%
Fluor Corp.	245,000	5,630
Electrical Equipment - 0.7%
Ballard Power Systems, Inc. (b)(c)	23,900	523
Bloom Energy Corp. Class A (b)(c)	123,200	3,200
Ceres Power Holdings PLC (b)	446,600	8,240
Generac Holdings, Inc. (b)	116,273	37,667
		49,630
Industrial Conglomerates - 1.9%
General Electric Co.	9,479,900	124,376
Machinery - 1.9%
Deere & Co.	121,900	45,207
ESCO Technologies, Inc.	87,290	9,494
Ingersoll Rand, Inc. (b)	1,167,745	57,698
Woodward, Inc.	141,200	17,651
		130,050
Professional Services - 2.2%
CACI International, Inc. Class A (b)	201,904	51,457
Equifax, Inc.	116,500	26,705
Experian PLC	1,082,015	41,713
KBR, Inc.	101,300	4,007
Upwork, Inc. (b)	451,456	20,794
		144,676
Road & Rail - 2.0%
Canadian Pacific Railway Ltd.	105,800	39,477
CSX Corp.	420,800	42,396
Uber Technologies, Inc. (b)	917,773	50,266
		132,139
Trading Companies & Distributors - 0.6%
Ferguson PLC	311,900	39,336

TOTAL INDUSTRIALS		862,429

INFORMATION TECHNOLOGY - 29.7%
Electronic Equipment & Components - 0.8%
Dolby Laboratories, Inc. Class A	163,200	16,560
Jabil, Inc.	6,300	330
Zebra Technologies Corp. Class A (b)	70,847	34,555
		51,445
IT Services - 2.2%
Adyen BV (a)(b)	9,500	23,380
Amadeus IT Holding SA Class A (b)	389,300	26,511
Black Knight, Inc. (b)	397,217	28,766
MongoDB, Inc. Class A (b)	98,819	29,395
Square, Inc. (b)	143,330	35,090
		143,142
Semiconductors & Semiconductor Equipment - 8.6%
Aixtron AG	601,700	12,851
ASML Holding NV	78,999	51,199
Enphase Energy, Inc. (b)	130,195	18,130
Lam Research Corp.	91,598	56,832
NVIDIA Corp.	285,234	171,249
NXP Semiconductors NV	419,278	80,715
Qualcomm, Inc.	1,053,947	146,288
SolarEdge Technologies, Inc. (b)	33,841	8,918
Universal Display Corp.	100,428	22,465
		568,647
Software - 13.9%
Adobe, Inc. (b)	262,924	133,655
Anaplan, Inc. (b)	77,500	4,623
Autodesk, Inc. (b)	45,700	13,340
Cloudflare, Inc. (b)	110,400	9,355
Coupa Software, Inc. (b)	20,400	5,488
CyberArk Software Ltd. (b)	245,300	34,465
Epic Games, Inc. (d)(e)	4,584	4,057
FireEye, Inc. (b)	2,638,908	52,448
Manhattan Associates, Inc. (b)	218,448	29,980
Microsoft Corp.	2,191,110	552,549
NICE Systems Ltd. sponsored ADR (b)	61,600	14,860
Palo Alto Networks, Inc. (b)	147,400	52,090
Rapid7, Inc. (b)	129,000	10,481
UiPath, Inc. Class A (b)(c)	12,500	900
Volue A/S	671,800	3,874
		922,165
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,663,608	218,698
Samsung Electronics Co. Ltd.	807,100	58,821
		277,519

TOTAL INFORMATION TECHNOLOGY		1,962,918

MATERIALS - 2.7%
Chemicals - 2.0%
Albemarle Corp. U.S.	117,500	19,760
Corbion NV	92,000	5,389
LG Chemical Ltd.	39,180	32,654
Sherwin-Williams Co.	217,635	59,604
The Chemours Co. LLC	540,200	16,314
		133,721
Construction Materials - 0.5%
Eagle Materials, Inc.	216,000	29,838
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	441,400	10,174
Lynas Rare Earths Ltd. (b)	91,294	387
MP Materials Corp. (b)(c)	102,000	3,064
		13,625

TOTAL MATERIALS		177,184

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Equity Residential (SBI)	106,900	7,935
Prologis (REIT), Inc.	544,805	63,486
		71,421
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (b)	451,600	38,476

TOTAL REAL ESTATE		109,897

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	182,000	7,549
TOTAL COMMON STOCKS
(Cost $4,090,082)		6,577,227

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	153,900	646
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (d)(e)	513,013	3,384
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	110,923	3,993
Series C3 (d)(e)	138,654	4,992
Series C4 (d)(e)	37,518	1,351
		10,336
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,314)		14,366

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.04% (f)	22,679,998	22,685
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	30,172,565	30,176
TOTAL MONEY MARKET FUNDS
(Cost $52,861)		52,861
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,155,257)		6,644,454
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(26,012)
NET ASSETS - 100%		$6,618,442

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,438,000 or 1.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,435,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAPP, Inc. Series C	4/30/21	$3,384
ElevateBio LLC Series C	3/9/21	$646
Epic Games, Inc.	3/29/21	$4,057
Illuminated Holdings, Inc. Series C2	7/7/20	$2,773
Illuminated Holdings, Inc. Series C3	7/7/20	$4,160
Illuminated Holdings, Inc. Series C4	1/8/21	$1,351
MultiPlan Corp.	10/8/20	$10,539
MultiPlan Corp. warrants	10/8/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6
Fidelity Securities Lending Cash Central Fund	587
Total	$593

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$870,842	$729,887	$140,955	$--
Consumer Discretionary	757,826	706,378	51,448	--
Consumer Staples	292,186	223,853	68,333	--
Financials	473,324	473,324	--	--
Health Care	1,063,718	1,053,648	9,424	646
Industrials	862,429	770,291	92,138	--
Information Technology	1,966,302	1,908,970	49,891	7,441
Materials	187,520	177,184	--	10,336
Real Estate	109,897	109,897	--	--
Utilities	7,549	7,549	--	--
Money Market Funds	52,861	52,861	--	--
Total Investments in Securities:	$6,644,454	$6,213,842	$412,189	$18,423
Net unrealized depreciation on unfunded commitments	$(692)	$--	$(692)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.1%
Netherlands	4.0%
Cayman Islands	3.9%
Ireland	2.4%
Korea (South)	1.4%
United Kingdom	1.3%
Spain	1.3%
Bailiwick of Jersey	1.2%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,604) — See accompanying schedule: Unaffiliated issuers (cost $4,102,396)	$6,591,593
Fidelity Central Funds (cost $52,861)	52,861
Total Investment in Securities (cost $4,155,257)		$6,644,454
Receivable for investments sold		31,065
Receivable for fund shares sold		6,117
Dividends receivable		1,056
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		2
Other receivables		229
Total assets		6,682,933
Liabilities
Payable for investments purchased	$21,559
Net unrealized depreciation on unfunded commitments	692
Payable for fund shares redeemed	7,346
Accrued management fee	3,891
Other affiliated payables	693
Other payables and accrued expenses	123
Collateral on securities loaned	30,187
Total liabilities		64,491
Net Assets		$6,618,442
Net Assets consist of:
Paid in capital		$3,560,657
Total accumulated earnings (loss)		3,057,785
Net Assets		$6,618,442
Net Asset Value and Maximum Offering Price
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($6,100,791 ÷ 132,484.48 shares)		$46.05
Class K:
Net Asset Value, offering price and redemption price per share ($517,651 ÷ 11,205.77 shares)		$46.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$23,583
Income from Fidelity Central Funds (including $587 from security lending)		593
Total income		24,176
Expenses
Management fee
Basic fee	$16,496
Performance adjustment	6,076
Transfer agent fees	3,543
Accounting fees	566
Custodian fees and expenses	65
Independent trustees' fees and expenses	13
Registration fees	45
Audit	37
Legal	9
Interest	2
Miscellaneous	14
Total expenses before reductions	26,866
Expense reductions	(242)
Total expenses after reductions		26,624
Net investment income (loss)		(2,448)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	577,194
Foreign currency transactions	(90)
Total net realized gain (loss)		577,104
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	844,594
Unfunded commitments	(692)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		843,898
Net gain (loss)		1,421,002
Net increase (decrease) in net assets resulting from operations		$1,418,554

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,448)	$7,213
Net realized gain (loss)	577,104	538,916
Change in net unrealized appreciation (depreciation)	843,898	576,555
Net increase (decrease) in net assets resulting from operations	1,418,554	1,122,684
Distributions to shareholders	(480,925)	(691,286)
Share transactions - net increase (decrease)	157,729	(440,538)
Total increase (decrease) in net assets	1,095,358	(9,140)
Net Assets
Beginning of period	5,523,084	5,532,224
End of period	$6,618,442	$5,523,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$39.58	$36.16	$36.33	$37.90	$31.75	$37.03
Income from Investment Operations
Net investment income (loss)A	(.02)	.04	.24	.29	.38	.34
Net realized and unrealized gain (loss)	9.99	7.95	3.53	2.15	7.55	(1.34)
Total from investment operations	9.97	7.99	3.77	2.44	7.93	(1.00)
Distributions from net investment income	(.01)	(.24)	(.27)	(.34)	(.39)	(.27)
Distributions from net realized gain	(3.49)	(4.34)	(3.67)	(3.67)	(1.39)	(4.01)
Total distributions	(3.50)	(4.57)B	(3.94)	(4.01)	(1.78)	(4.28)
Net asset value, end of period	$46.05	$39.58	$36.16	$36.33	$37.90	$31.75
Total ReturnC,D	26.28%	24.73%	12.24%	6.93%	25.93%	(3.06)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.82%	.62%	.54%	.51%	.61%
Expenses net of fee waivers, if any	.86%G	.82%	.62%	.54%	.51%	.61%
Expenses net of all reductions	.86%G	.82%	.61%	.53%	.50%	.60%
Net investment income (loss)	(.08)%G	.12%	.69%	.77%	1.09%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$6,101	$5,023	$4,668	$4,792	$5,157	$4,809
Portfolio turnover rateH	59%G	61%I	122%	101%	129%	120%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$39.70	$36.25	$36.42	$37.99	$31.83	$37.11
Income from Investment Operations
Net investment income (loss)A	–B	.07	.27	.33	.41	.37
Net realized and unrealized gain (loss)	10.02	7.98	3.54	2.15	7.57	(1.33)
Total from investment operations	10.02	8.05	3.81	2.48	7.98	(.96)
Distributions from net investment income	(.03)	(.26)	(.31)	(.37)	(.43)	(.31)
Distributions from net realized gain	(3.49)	(4.34)	(3.67)	(3.67)	(1.39)	(4.01)
Total distributions	(3.52)	(4.60)	(3.98)	(4.05)C	(1.82)	(4.32)
Net asset value, end of period	$46.20	$39.70	$36.25	$36.42	$37.99	$31.83
Total ReturnD,E	26.34%	24.85%	12.33%	7.03%	26.04%	(2.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.74%	.52%	.45%	.41%	.50%
Expenses net of fee waivers, if any	.79%H	.74%	.52%	.44%	.41%	.50%
Expenses net of all reductions	.78%H	.73%	.52%	.43%	.40%	.48%
Net investment income (loss)	(.01)%H	.21%	.79%	.86%	1.20%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$518	$500	$864	$1,702	$2,174	$2,103
Portfolio turnover rateI	59%H	61%J	122%	101%	129%	120%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital Appreciation Fund	$62

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,542,527
Gross unrealized depreciation	(55,003)
Net unrealized appreciation (depreciation)	$2,487,524
Tax Cost	$4,156,930

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	1,811,790	2,159,141

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 6,200 shares of the Fund were redeemed in-kind for investments and cash with a value of $167,637. The Fund had a net realized gain of $24,513 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Appreciation	$3,435.12
Class K	108.04
	$3,543

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital Appreciation Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Capital Appreciation Fund	$32

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Capital Appreciation Fund	Borrower	$11,263.33%		$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	88,726	108,532

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Capital Appreciation Fund	$6

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Capital Appreciation Fund	$62	$20	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $233 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Capital Appreciation Fund
Distributions to shareholders
Capital Appreciation	$440,698	$583,889
Class K	40,226	107,397
Total	$480,925	$691,286

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Capital Appreciation Fund
Capital Appreciation
Shares sold	3,107	4,773	$134,865	$166,755
Reinvestment of distributions	10,190	16,833	417,572	551,617
Shares redeemed	(7,725)	(23,787)	(334,028)	(810,014)
Net increase (decrease)	5,572	(2,181)	$218,409	$(91,642)
Class K
Shares sold	1,394	2,769	$61,103	$94,021
Reinvestment of distributions	979	3,269	40,226	107,397
Shares redeemed	(3,770)	(17,282)(a)	(162,009)	(550,314)(a)
Net increase (decrease)	(1,397)	(11,244)	$(60,680)	$(348,896)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Capital Appreciation Fund
Capital Appreciation	.86%
Actual		$1,000.00	$1,262.80	$4.83
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Class K	.79%
Actual		$1,000.00	$1,263.40	$4.43
Hypothetical-C		$1,000.00	$1,020.88	$3.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Capital Appreciation Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CAF-SANN-0621
1.703454.123

Fidelity® Disciplined Equity Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Microsoft Corp.	6.6
Amazon.com, Inc.	4.9
Apple, Inc.	3.7
Alphabet, Inc. Class A	3.3
Facebook, Inc. Class A	2.9
Visa, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1
UnitedHealth Group, Inc.	2.1
Bank of America Corp.	1.8
NVIDIA Corp.	1.7
31.3

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	31.4
Consumer Discretionary	15.7
Health Care	13.5
Communication Services	11.9
Industrials	11.8

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 2.3%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.9%
Entertainment - 3.7%
Activision Blizzard, Inc.	123,174	$11,232
Electronic Arts, Inc.	44,455	6,316
Live Nation Entertainment, Inc. (a)	44,700	3,660
Netflix, Inc. (a)	38,900	19,974
The Walt Disney Co. (a)	156,265	29,068
World Wrestling Entertainment, Inc. Class A	51,400	2,833
		73,083
Interactive Media & Services - 8.2%
Alphabet, Inc.:
Class A (a)	28,088	66,105
Class C (a)	13,366	32,214
Facebook, Inc. Class A (a)	178,928	58,166
IAC (a)	8,500	2,154
Match Group, Inc. (a)	36,446	5,672
		164,311

TOTAL COMMUNICATION SERVICES		237,394

CONSUMER DISCRETIONARY - 15.7%
Distributors - 0.2%
Pool Corp.	10,500	4,436
Diversified Consumer Services - 0.2%
Service Corp. International	91,900	4,911
Hotels, Restaurants & Leisure - 3.7%
Domino's Pizza, Inc.	18,500	7,813
Hilton Worldwide Holdings, Inc.	114,466	14,732
Marriott International, Inc. Class A	68,900	10,233
Planet Fitness, Inc. (a)	109,400	9,189
Starbucks Corp.	120,300	13,773
The Booking Holdings, Inc. (a)	7,311	18,030
		73,770
Household Durables - 1.1%
Lennar Corp. Class A	81,900	8,485
NVR, Inc. (a)	2,655	13,323
		21,808
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	28,458	98,676
Wayfair LLC Class A (a)	4,000	1,182
		99,858
Multiline Retail - 0.5%
Dollar General Corp.	44,100	9,470
Specialty Retail - 3.6%
Best Buy Co., Inc.	70,184	8,160
Floor & Decor Holdings, Inc. Class A (a)	94,052	10,432
L Brands, Inc. (a)	78,000	5,140
Ross Stores, Inc.	64,500	8,446
The Home Depot, Inc.	87,111	28,195
TJX Companies, Inc.	149,200	10,593
		70,966
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	14,200	4,761
NIKE, Inc. Class B	154,910	20,544
Tapestry, Inc.	69,000	3,302
		28,607

TOTAL CONSUMER DISCRETIONARY		313,826

CONSUMER STAPLES - 2.3%
Beverages - 0.4%
Monster Beverage Corp. (a)	79,100	7,677
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	44,900	16,707
Food Products - 0.2%
Lamb Weston Holdings, Inc.	43,100	3,470
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	58,314	18,299

TOTAL CONSUMER STAPLES		46,153

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Devon Energy Corp.	358,400	8,379
EOG Resources, Inc.	94,400	6,952
		15,331
FINANCIALS - 9.2%
Banks - 5.8%
Bank of America Corp.	861,005	34,897
Comerica, Inc.	118,300	8,891
Cullen/Frost Bankers, Inc.	55,300	6,639
JPMorgan Chase & Co.	273,159	42,015
M&T Bank Corp.	98,363	15,511
Regions Financial Corp.	352,300	7,680
		115,633
Capital Markets - 3.1%
CME Group, Inc.	39,853	8,050
Moody's Corp.	58,170	19,005
MSCI, Inc.	39,791	19,329
S&P Global, Inc.	40,000	15,616
		62,000
Insurance - 0.3%
Aon PLC	27,500	6,915

TOTAL FINANCIALS		184,548

HEALTH CARE - 13.5%
Biotechnology - 0.7%
Regeneron Pharmaceuticals, Inc. (a)	14,430	6,945
Vertex Pharmaceuticals, Inc. (a)	33,081	7,218
		14,163
Health Care Equipment & Supplies - 5.8%
Boston Scientific Corp. (a)	200,529	8,743
Danaher Corp.	107,238	27,232
DexCom, Inc. (a)	24,748	9,555
Hologic, Inc. (a)	138,700	9,092
IDEXX Laboratories, Inc. (a)	21,293	11,690
Intuitive Surgical, Inc. (a)	14,438	12,489
Masimo Corp. (a)	29,384	6,837
ResMed, Inc.	16,220	3,049
Stryker Corp.	68,448	17,976
West Pharmaceutical Services, Inc.	28,036	9,210
		115,873
Health Care Providers & Services - 3.2%
Anthem, Inc.	26,800	10,168
Cigna Corp.	43,315	10,786
Guardant Health, Inc. (a)	6,200	986
UnitedHealth Group, Inc.	103,457	41,259
		63,199
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	27,985	7,904
Life Sciences Tools & Services - 2.3%
Avantor, Inc. (a)	190,973	6,119
Bio-Rad Laboratories, Inc. Class A (a)	12,054	7,596
Bruker Corp.	89,000	6,098
Mettler-Toledo International, Inc. (a)	5,064	6,651
Thermo Fisher Scientific, Inc.	41,087	19,320
		45,784
Pharmaceuticals - 1.1%
Horizon Therapeutics PLC (a)	106,784	10,104
Zoetis, Inc. Class A	69,544	12,033
		22,137

TOTAL HEALTH CARE		269,060

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.5%
HEICO Corp. Class A	90,347	11,409
Huntington Ingalls Industries, Inc.	14,100	2,994
L3Harris Technologies, Inc.	39,800	8,327
Lockheed Martin Corp.	25,537	9,718
Northrop Grumman Corp.	23,100	8,188
Teledyne Technologies, Inc. (a)	19,897	8,909
		49,545
Airlines - 0.3%
SkyWest, Inc.	115,200	5,721
Building Products - 0.9%
A.O. Smith Corp.	66,200	4,485
Armstrong World Industries, Inc.	19,900	2,063
Fortune Brands Home & Security, Inc.	104,900	11,012
		17,560
Commercial Services & Supplies - 1.3%
Cintas Corp.	44,483	15,353
Copart, Inc. (a)	86,788	10,806
		26,159
Electrical Equipment - 1.6%
AMETEK, Inc.	105,438	14,227
Generac Holdings, Inc. (a)	52,306	16,945
		31,172
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	26,775	11,953
Machinery - 2.4%
Dover Corp.	77,810	11,608
Fortive Corp.	162,500	11,508
IDEX Corp.	46,600	10,448
ITT, Inc.	154,139	14,537
		48,101
Professional Services - 0.8%
CACI International, Inc. Class A (a)	29,200	7,442
CoStar Group, Inc.(a)	4,100	3,503
IHS Markit Ltd.	40,100	4,314
TriNet Group, Inc. (a)	23,000	1,810
		17,069
Road & Rail - 1.4%
Norfolk Southern Corp.	43,103	12,036
Old Dominion Freight Lines, Inc.	23,550	6,071
Uber Technologies, Inc. (a)	192,013	10,517
		28,624

TOTAL INDUSTRIALS		235,904

INFORMATION TECHNOLOGY - 31.4%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	118,540	7,982
CDW Corp.	33,873	6,041
Keysight Technologies, Inc. (a)	40,002	5,774
Zebra Technologies Corp. Class A (a)	26,541	12,945
		32,742
IT Services - 8.9%
Accenture PLC Class A	81,693	23,689
Black Knight, Inc. (a)	27,512	1,992
EPAM Systems, Inc. (a)	18,100	8,285
FleetCor Technologies, Inc. (a)	28,630	8,237
Global Payments, Inc.	74,172	15,920
MasterCard, Inc. Class A	88,362	33,760
PayPal Holdings, Inc. (a)	93,960	24,645
Square, Inc. (a)	52,592	12,876
VeriSign, Inc. (a)	22,658	4,957
Visa, Inc. Class A	188,488	44,023
		178,384
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	31,000	2,530
Lam Research Corp.	35,785	22,203
NVIDIA Corp.	56,833	34,121
Universal Display Corp.	22,899	5,122
		63,976
Software - 14.0%
Adobe, Inc. (a)	46,059	23,414
Alarm.com Holdings, Inc. (a)	4,144	372
ANSYS, Inc. (a)	20,400	7,459
Aspen Technology, Inc. (a)	12,400	1,622
Atlassian Corp. PLC (a)	11,741	2,789
Autodesk, Inc. (a)	30,838	9,002
Cadence Design Systems, Inc. (a)	57,847	7,622
Ceridian HCM Holding, Inc. (a)	61,615	5,821
Coupa Software, Inc. (a)	5,120	1,377
Datadog, Inc. Class A (a)	3,218	276
Dynatrace, Inc. (a)	73,203	3,809
Fair Isaac Corp. (a)	15,156	7,902
Fortinet, Inc. (a)	46,452	9,487
HubSpot, Inc. (a)	7,362	3,876
Intuit, Inc.	51,045	21,039
Manhattan Associates, Inc. (a)	4,628	635
Microsoft Corp.	522,995	131,891
Paycom Software, Inc. (a)	13,396	5,150
Salesforce.com, Inc. (a)	92,961	21,411
ServiceNow, Inc. (a)	17,052	8,635
Synopsys, Inc. (a)	19,600	4,842
		278,431
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	555,325	73,003

TOTAL INFORMATION TECHNOLOGY		626,536

MATERIALS - 1.1%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	28,200	8,135
Sherwin-Williams Co.	45,000	12,324
		20,459
Construction Materials - 0.1%
Eagle Materials, Inc.	7,400	1,022

TOTAL MATERIALS		21,481

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	49,000	12,484
SBA Communications Corp. Class A	18,200	5,455
		17,939
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	136,600	11,638
Realogy Holdings Corp. (a)	55,900	966
		12,604

TOTAL REAL ESTATE		30,543

UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	158,400	12,278
NRG Energy, Inc.	47,081	1,686
		13,964
TOTAL COMMON STOCKS
(Cost $1,141,531)		1,994,740

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.04% (b)
(Cost $3,350)	3,349,616	3,350
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,144,881)		1,998,090
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,247)
NET ASSETS - 100%		$1,996,843

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2
Fidelity Securities Lending Cash Central Fund	0
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$237,394	$237,394	$--	$--
Consumer Discretionary	313,826	313,826	--	--
Consumer Staples	46,153	46,153	--	--
Energy	15,331	15,331	--	--
Financials	184,548	184,548	--	--
Health Care	269,060	269,060	--	--
Industrials	235,904	235,904	--	--
Information Technology	626,536	626,536	--	--
Materials	21,481	21,481	--	--
Real Estate	30,543	30,543	--	--
Utilities	13,964	13,964	--	--
Money Market Funds	3,350	3,350	--	--
Total Investments in Securities:	$1,998,090	$1,998,090	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,141,531)	$1,994,740
Fidelity Central Funds (cost $3,350)	3,350
Total Investment in Securities (cost $1,144,881)		$1,998,090
Receivable for fund shares sold		620
Dividends receivable		344
Prepaid expenses		1
Other receivables		6
Total assets		1,999,061
Liabilities
Payable for fund shares redeemed	$956
Accrued management fee	989
Transfer agent fee payable	192
Other affiliated payables	50
Other payables and accrued expenses	31
Total liabilities		2,218
Net Assets		$1,996,843
Net Assets consist of:
Paid in capital		$1,147,754
Total accumulated earnings (loss)		849,089
Net Assets		$1,996,843
Net Asset Value and Maximum Offering Price
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,892,430 ÷ 33,065 shares)		$57.23
Class K:
Net Asset Value, offering price and redemption price per share ($104,413 ÷ 1,826 shares)		$57.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$6,510
Income from Fidelity Central Funds		2
Total income		6,512
Expenses
Management fee
Basic fee	$4,829
Performance adjustment	597
Transfer agent fees	1,131
Accounting fees	280
Custodian fees and expenses	10
Independent trustees' fees and expenses	4
Registration fees	57
Audit	30
Legal	6
Miscellaneous	5
Total expenses before reductions	6,949
Expense reductions	(12)
Total expenses after reductions		6,937
Net investment income (loss)		(425)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,840
Total net realized gain (loss)		34,840
Change in net unrealized appreciation (depreciation) on investment securities		375,275
Net gain (loss)		410,115
Net increase (decrease) in net assets resulting from operations		$409,690

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(425)	$1,019
Net realized gain (loss)	34,840	2,569
Change in net unrealized appreciation (depreciation)	375,275	261,401
Net increase (decrease) in net assets resulting from operations	409,690	264,989
Distributions to shareholders	(438)	(7,348)
Share transactions - net increase (decrease)	23,908	25,387
Total increase (decrease) in net assets	433,160	283,028
Net Assets
Beginning of period	1,563,683	1,280,655
End of period	$1,996,843	$1,563,683

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.48	$37.51	$38.32	$38.96	$32.26	$34.19
Income from Investment Operations
Net investment income (loss)A	(.01)	.03	.32	.52	.47	.42
Net realized and unrealized gain (loss)	11.77	8.16	3.53	.41	6.72	(.34)B
Total from investment operations	11.76	8.19	3.85	.93	7.19	.08
Distributions from net investment income	(.01)	(.22)	(.53)	(.45)	(.49)	(.36)
Distributions from net realized gain	–	–	(4.13)	(1.12)	–	(1.65)
Total distributions	(.01)	(.22)	(4.66)	(1.57)	(.49)	(2.01)
Net asset value, end of period	$57.23	$45.48	$37.51	$38.32	$38.96	$32.26
Total ReturnC,D	25.87%	21.92%	12.01%	2.37%	22.51%	.16%B
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.71%	.51%	.53%	.54%	.68%
Expenses net of fee waivers, if any	.76%G	.71%	.51%	.53%	.54%	.68%
Expenses net of all reductions	.76%G	.71%	.51%	.53%	.54%	.68%
Net investment income (loss)	(.05)%G	.07%	.90%	1.32%	1.33%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$1,892	$1,469	$1,190	$1,182	$1,266	$1,150
Portfolio turnover rateH	22%G	35%	108%	181%	184%	179%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.42	$37.47	$38.29	$38.93	$32.23	$34.16
Income from Investment Operations
Net investment income (loss)A	.01	.06	.35	.56	.51	.45
Net realized and unrealized gain (loss)	11.77	8.14	3.53	.41	6.71	(.34)B
Total from investment operations	11.78	8.20	3.88	.97	7.22	.11
Distributions from net investment income	(.02)	(.25)	(.57)	(.49)	(.52)	(.39)
Distributions from net realized gain	–	–	(4.13)	(1.12)	–	(1.65)
Total distributions	(.02)	(.25)	(4.70)	(1.61)	(.52)	(2.04)
Net asset value, end of period	$57.18	$45.42	$37.47	$38.29	$38.93	$32.23
Total ReturnC,D	25.94%	21.99%	12.12%	2.48%	22.65%	.26%B
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.62%	.42%	.43%	.44%	.57%
Expenses net of fee waivers, if any	.68%G	.62%	.42%	.43%	.44%	.57%
Expenses net of all reductions	.68%G	.62%	.42%	.43%	.44%	.57%
Net investment income (loss)	.03%G	.16%	.99%	1.41%	1.43%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$104	$95	$91	$99	$111	$104
Portfolio turnover rateH	22%G	35%	108%	181%	184%	179%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$856,546
Gross unrealized depreciation	(4,213)
Net unrealized appreciation (depreciation)	$852,333
Tax cost	$1,145,757

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(36,337)

The Fund elected to defer to its next fiscal year approximately $280 of ordinary losses recognized during the period January 1, 2020 to October 31, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	218,329	194,716

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$1,109.13
Class K	22.04
	$1,131

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Disciplined Equity Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Disciplined Equity Fund	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	11,725	10,106

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Disciplined Equity Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Disciplined Equity Fund	$–(a)	$–	$–

 (a) In the amount of less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $9 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Disciplined Equity Fund
Distributions to shareholders
Disciplined Equity	$396	$6,759
Class K	42	589
Total	$438	$7,348

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Disciplined Equity Fund
Disciplined Equity
Shares sold	3,200	4,659	$164,679	$204,960
Reinvestment of distributions	7	161	367	6,258
Shares redeemed	(2,440)	(4,241)	(127,396)	(172,496)
Net increase (decrease)	767	579	$37,650	$38,722
Class K
Shares sold	116	267	$5,942	$11,141
Reinvestment of distributions	1	15	42	589
Shares redeemed	(380)	(615)	(19,726)	(25,065)
Net increase (decrease)	(263)	(333)	$(13,742)	$(13,335)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Disciplined Equity Fund
Disciplined Equity	.76%
Actual		$1,000.00	$1,258.70	$4.26
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class K	.68%
Actual		$1,000.00	$1,259.40	$3.81
Hypothetical-C		$1,000.00	$1,021.42	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Disciplined Equity Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FDE-SANN-0621
1.703636.123

Fidelity® Focused Stock Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Alphabet, Inc. Class A	5.9
Microsoft Corp.	5.9
Caesars Entertainment, Inc.	5.7
S&P Global, Inc.	5.6
Facebook, Inc. Class A	5.4
PayPal Holdings, Inc.	5.2
Amazon.com, Inc.	5.1
NVIDIA Corp.	4.9
Apple, Inc.	4.8
Wells Fargo & Co.	4.6
53.1

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	37.8
Consumer Discretionary	16.8
Financials	14.0
Communication Services	11.9
Health Care	6.6

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 0.8%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 11.9%
Entertainment - 0.3%
Sea Ltd. ADR (a)	38,000	$9,596,520
Interactive Media & Services - 11.6%
Alphabet, Inc. Class A (a)	88,600	208,520,101
Facebook, Inc. Class A (a)	581,000	188,871,480
Twitter, Inc. (a)	218,000	12,037,960
		409,429,541

TOTAL COMMUNICATION SERVICES		419,026,061

CONSUMER DISCRETIONARY - 16.8%
Hotels, Restaurants & Leisure - 7.3%
Caesars Entertainment, Inc. (a)	2,041,000	199,691,440
Penn National Gaming, Inc. (a)	627,654	55,936,524
		255,627,964
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	52,000	180,305,840
Specialty Retail - 3.9%
Lowe's Companies, Inc.	409,000	80,266,250
Ulta Beauty, Inc. (a)	174,000	57,306,900
		137,573,150
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	49,704	16,664,260

TOTAL CONSUMER DISCRETIONARY		590,171,214

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	22,758	7,141,460
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	1,042,000	59,644,080
Hess Corp.	747,000	55,658,970
		115,303,050
FINANCIALS - 14.0%
Banks - 4.6%
Wells Fargo & Co.	3,573,000	160,963,650
Capital Markets - 8.4%
Morgan Stanley	1,176,000	97,078,800
S&P Global, Inc.	505,294	197,261,725
		294,340,525
Insurance - 1.0%
Arthur J. Gallagher & Co.	250,000	36,237,500

TOTAL FINANCIALS		491,541,675

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 2.6%
Danaher Corp.	354,000	89,894,760
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	81,629	16,146,216
Olink Holding AB ADR (a)	209,286	7,366,867
Seer, Inc. (b)	62,091	3,162,295
Thermo Fisher Scientific, Inc.	155,000	72,885,650
		99,561,028
Pharmaceuticals - 1.2%
Royalty Pharma PLC (b)	958,589	42,177,916

TOTAL HEALTH CARE		231,633,704

INDUSTRIALS - 3.1%
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	55,056	17,835,391
Road & Rail - 2.6%
Uber Technologies, Inc. (a)	327,000	17,909,790
Union Pacific Corp.	332,122	73,760,975
		91,670,765

TOTAL INDUSTRIALS		109,506,156

INFORMATION TECHNOLOGY - 37.8%
IT Services - 11.0%
MasterCard, Inc. Class A	140,700	53,755,842
PayPal Holdings, Inc. (a)	695,000	182,291,550
Shopify, Inc. Class A (a)	7,000	8,262,865
Square, Inc. (a)	579,000	141,750,780
		386,061,037
Semiconductors & Semiconductor Equipment - 8.9%
Marvell Technology, Inc.	1,535,800	69,433,518
NVIDIA Corp.	287,000	172,309,060
ON Semiconductor Corp. (a)	1,884,000	73,476,000
		315,218,578
Software - 13.1%
Adobe, Inc. (a)	214,112	108,841,694
ANSYS, Inc. (a)	140,449	51,356,581
Intuit, Inc.	172,000	70,891,520
Microsoft Corp.	824,000	207,796,320
Zoom Video Communications, Inc. Class A (a)	67,000	21,411,190
		460,297,305
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,280,000	168,268,800

TOTAL INFORMATION TECHNOLOGY		1,329,845,720

MATERIALS - 4.3%
Chemicals - 0.9%
Olin Corp.	725,000	31,196,750
Metals & Mining - 3.4%
Cleveland-Cliffs, Inc. (b)	6,640,000	118,590,400

TOTAL MATERIALS		149,787,150

TOTAL COMMON STOCKS
(Cost $2,236,817,701)		3,443,956,190

Money Market Funds - 1.7%
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)
(Cost $59,957,719)	59,951,724	59,957,719
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,296,775,420)		3,503,913,909
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,206,671
NET ASSETS - 100%		$3,513,120,580

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,813
Fidelity Securities Lending Cash Central Fund	29,899
Total	$43,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$419,026,061	$419,026,061	$--	$--
Consumer Discretionary	590,171,214	590,171,214	--	--
Consumer Staples	7,141,460	7,141,460	--	--
Energy	115,303,050	115,303,050	--	--
Financials	491,541,675	491,541,675	--	--
Health Care	231,633,704	231,633,704	--	--
Industrials	109,506,156	109,506,156	--	--
Information Technology	1,329,845,720	1,329,845,720	--	--
Materials	149,787,150	149,787,150	--	--
Money Market Funds	59,957,719	59,957,719	--	--
Total Investments in Securities:	$3,503,913,909	$3,503,913,909	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,790,141) — See accompanying schedule: Unaffiliated issuers (cost $2,236,817,701)	$3,443,956,190
Fidelity Central Funds (cost $59,957,719)	59,957,719
Total Investment in Securities (cost $2,296,775,420)		$3,503,913,909
Foreign currency held at value (cost $1,094)		13,837
Receivable for investments sold		98,738,974
Receivable for fund shares sold		2,117,863
Dividends receivable		833,578
Distributions receivable from Fidelity Central Funds		7,082
Prepaid expenses		1,281
Other receivables		79,488
Total assets		3,605,706,012
Liabilities
Payable to custodian bank	$235,944
Payable for investments purchased	28,227,398
Payable for fund shares redeemed	1,653,297
Accrued management fee	2,009,373
Other affiliated payables	468,387
Other payables and accrued expenses	36,058
Collateral on securities loaned	59,954,975
Total liabilities		92,585,432
Net Assets		$3,513,120,580
Net Assets consist of:
Paid in capital		$1,969,371,488
Total accumulated earnings (loss)		1,543,749,092
Net Assets		$3,513,120,580
Net Asset Value, offering price and redemption price per share ($3,513,120,580 ÷ 104,367,489 shares)		$33.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$9,865,082
Income from Fidelity Central Funds (including $29,899 from security lending)		43,712
Total income		9,908,794
Expenses
Management fee
Basic fee	$9,147,010
Performance adjustment	2,728,861
Transfer agent fees	2,538,545
Accounting fees	504,638
Custodian fees and expenses	26,311
Independent trustees' fees and expenses	7,550
Registration fees	56,182
Audit	24,557
Legal	7,073
Interest	1,246
Miscellaneous	7,398
Total expenses before reductions	15,049,371
Expense reductions	(130,285)
Total expenses after reductions		14,919,086
Net investment income (loss)		(5,010,292)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	347,316,928
Fidelity Central Funds	2,831
Foreign currency transactions	6,176
Total net realized gain (loss)		347,325,935
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	367,621,711
Fidelity Central Funds	(302)
Assets and liabilities in foreign currencies	169
Total change in net unrealized appreciation (depreciation)		367,621,578
Net gain (loss)		714,947,513
Net increase (decrease) in net assets resulting from operations		$709,937,221

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,010,292)	$1,428,599
Net realized gain (loss)	347,325,935	403,499,056
Change in net unrealized appreciation (depreciation)	367,621,578	250,145,768
Net increase (decrease) in net assets resulting from operations	709,937,221	655,073,423
Distributions to shareholders	(368,627,790)	(145,165,150)
Share transactions
Proceeds from sales of shares	248,785,993	705,398,833
Reinvestment of distributions	349,597,290	138,191,524
Cost of shares redeemed	(617,129,511)	(1,116,049,280)
Net increase (decrease) in net assets resulting from share transactions	(18,746,228)	(272,458,923)
Total increase (decrease) in net assets	322,563,203	237,449,350
Net Assets
Beginning of period	3,190,557,377	2,953,108,027
End of period	$3,513,120,580	$3,190,557,377
Other Information
Shares
Sold	7,793,436	25,375,048
Issued in reinvestment of distributions	11,477,259	5,505,639
Redeemed	(19,322,905)	(42,636,011)
Net increase (decrease)	(52,210)	(11,755,324)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.56	$25.42	$25.23	$23.48	$18.63	$19.08
Income from Investment Operations
Net investment income (loss)A	(.05)	.01	.03	.02	.13	.09
Net realized and unrealized gain (loss)	6.70	6.45	3.23	3.17	4.92	.52
Total from investment operations	6.65	6.46	3.26	3.19	5.05	.61
Distributions from net investment income	(.01)	(.02)	(.03)	(.09)B	(.10)	(.05)
Distributions from net realized gain	(3.54)	(1.30)	(3.04)	(1.35)B	(.10)	(1.02)
Total distributions	(3.55)	(1.32)	(3.07)	(1.44)	(.20)	(1.06)C
Net asset value, end of period	$33.66	$30.56	$25.42	$25.23	$23.48	$18.63
Total ReturnD,E	22.98%	26.56%	15.05%	14.30%	27.37%	3.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.88%	.89%	.82%	.57%	.62%
Expenses net of fee waivers, if any	.87%H	.88%	.89%	.82%	.57%	.62%
Expenses net of all reductions	.86%H	.87%	.89%	.81%	.57%	.62%
Net investment income (loss)	(.29)%H	.05%	.12%	.07%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$3,513,121	$3,190,557	$2,953,108	$2,262,100	$1,717,779	$1,602,487
Portfolio turnover rateI	140%H	140%	152%	138%	121%	141%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,234,456,652
Gross unrealized depreciation	(32,008,423)
Net unrealized appreciation (depreciation)	$1,202,448,229
Tax cost	$2,301,465,680

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	2,349,524,427	2,761,549,249

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Focused Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Focused Stock Fund	$47,362

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Focused Stock Fund	Borrower	$37,818,500.30%		$1,246

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	206,882,126	210,254,938

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Focused Stock Fund	$3,451

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Focused Stock Fund	$3,221	$888	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $124,975 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $48.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,262.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Focused Stock Fund	.87%
Actual		$1,000.00	$1,229.80	$4.81
Hypothetical-C		$1,000.00	$1,020.48	$4.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Focused Stock Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TQG-SANN-0621
1.703563.123

Fidelity® Stock Selector Small Cap Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Crocs, Inc.	1.1
Novavax, Inc.	1.1
Western Alliance Bancorp.	1.1
Atkore, Inc.	1.0
Synovus Financial Corp.	1.0
Sterling Bancorp	0.9
EMCOR Group, Inc.	0.9
Essent Group Ltd.	0.9
Darling Ingredients, Inc.	0.9
ASGN, Inc.	0.9
9.8

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Health Care	18.7
Consumer Discretionary	17.4
Financials	15.8
Industrials	15.3
Information Technology	14.0

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	98.7%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 8.9%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.8%
Interactive Media & Services - 1.0%
MediaAlpha, Inc. Class A	352,400	$15,594
QuinStreet, Inc. (a)	298,659	6,054
		21,648
Media - 0.8%
Nexstar Broadcasting Group, Inc. Class A	35,800	5,277
TechTarget, Inc. (a)	142,400	10,922
		16,199

TOTAL COMMUNICATION SERVICES		37,847

CONSUMER DISCRETIONARY - 17.4%
Auto Components - 1.9%
Adient PLC (a)	382,006	17,702
Fox Factory Holding Corp. (a)	94,500	14,480
Patrick Industries, Inc.	99,400	8,906
		41,088
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A (a)	596,700	8,205
Hotels, Restaurants & Leisure - 5.2%
Bally's Corp. (a)(b)	176,500	10,230
Boyd Gaming Corp. (a)	118,400	7,832
Brinker International, Inc. (a)	245,900	16,507
Caesars Entertainment, Inc. (a)	107,250	10,493
Churchill Downs, Inc.	90,200	19,077
Everi Holdings, Inc. (a)	443,900	7,848
Hilton Grand Vacations, Inc. (a)	164,800	7,343
Jack in the Box, Inc.	57,400	6,925
Lindblad Expeditions Holdings (a)	215,100	3,525
Marriott Vacations Worldwide Corp. (a)	74,900	13,304
Ruth's Hospitality Group, Inc. (a)	275,600	7,196
		110,280
Household Durables - 1.8%
M.D.C. Holdings, Inc.	249,428	14,631
Skyline Champion Corp. (a)	130,500	5,798
Tempur Sealy International, Inc.	256,200	9,771
Toll Brothers, Inc.	113,400	7,110
		37,310
Internet & Direct Marketing Retail - 0.6%
Magnite, Inc. (a)	246,500	9,872
Porch Group, Inc. Class A (a)	149,100	1,985
		11,857
Leisure Products - 0.7%
Acushnet Holdings Corp.	130,200	5,509
Clarus Corp.	297,137	5,530
Johnson Outdoors, Inc. Class A	32,900	4,666
		15,705
Multiline Retail - 0.5%
Nordstrom, Inc. (a)(b)	277,200	10,168
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc. (b)	573,500	17,670
American Eagle Outfitters, Inc.	179,300	6,198
Dick's Sporting Goods, Inc.	115,400	9,530
Lithia Motors, Inc. Class A (sub. vtg.)	48,500	18,642
Murphy U.S.A., Inc.	44,150	6,155
Rent-A-Center, Inc.	183,500	10,560
Williams-Sonoma, Inc.	45,200	7,718
		76,473
Textiles, Apparel & Luxury Goods - 2.7%
Capri Holdings Ltd. (a)	145,800	8,031
Crocs, Inc. (a)	242,900	24,321
Deckers Outdoor Corp. (a)	54,900	18,567
G-III Apparel Group Ltd. (a)	210,200	6,829
		57,748

TOTAL CONSUMER DISCRETIONARY		368,834

CONSUMER STAPLES - 4.4%
Beverages - 0.4%
Primo Water Corp.	585,000	9,793
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	416,300	18,596
Performance Food Group Co. (a)	320,587	18,818
		37,414
Food Products - 1.5%
Darling Ingredients, Inc. (a)	282,000	19,585
Nomad Foods Ltd. (a)	408,400	11,909
		31,494
Personal Products - 0.7%
BellRing Brands, Inc. Class A (a)	371,802	9,589
MediFast, Inc.	22,500	5,110
		14,699

TOTAL CONSUMER STAPLES		93,400

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Denbury, Inc. (a)	268,400	14,604
Enviva Partners LP	105,200	5,181
HollyFrontier Corp.	370,800	12,978
Magnolia Oil & Gas Corp. Class A (a)	657,900	7,408
Northern Oil & Gas, Inc. (a)(b)	679,940	9,846
Renewable Energy Group, Inc. (a)	102,600	5,696
		55,713
FINANCIALS - 15.8%
Banks - 8.7%
Ameris Bancorp	34,679	1,876
BancFirst Corp.	85,578	5,949
ConnectOne Bancorp, Inc.	218,937	5,944
East West Bancorp, Inc.	115,500	8,795
First Bancorp, Puerto Rico	878,200	11,039
First Hawaiian, Inc.	259,600	7,129
Hilltop Holdings, Inc.	517,300	18,209
Preferred Bank, Los Angeles	122,300	8,016
ServisFirst Bancshares, Inc.	199,500	12,616
Signature Bank	72,300	18,184
Sterling Bancorp	802,500	20,167
Synovus Financial Corp.	440,800	20,656
Trico Bancshares	275,117	12,732
United Community Bank, Inc.	301,100	9,852
Western Alliance Bancorp.	221,400	23,262
		184,426
Capital Markets - 2.2%
Focus Financial Partners, Inc. Class A (a)	110,800	5,214
Hamilton Lane, Inc. Class A	111,100	10,049
Houlihan Lokey	74,900	4,964
Lazard Ltd. Class A	315,500	14,194
LPL Financial	56,000	8,775
TMX Group Ltd.	38,200	4,210
		47,406
Consumer Finance - 1.3%
First Cash Financial Services, Inc.	109,300	7,873
Navient Corp.	612,700	10,312
OneMain Holdings, Inc.	154,000	8,758
		26,943
Diversified Financial Services - 0.5%
Cannae Holdings, Inc. (a)	163,300	6,483
Foley Trasimene Acquisition Corp. Class A (a)(b)	481,000	4,834
		11,317
Insurance - 1.4%
Assurant, Inc.	45,300	7,049
Primerica, Inc.	98,600	15,753
Selectquote, Inc.	224,400	6,986
		29,788
Mortgage Real Estate Investment Trusts - 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99,200	5,198
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd.	373,700	19,649
Meta Financial Group, Inc.	201,100	9,906
		29,555

TOTAL FINANCIALS		334,633

HEALTH CARE - 18.6%
Biotechnology - 10.1%
Abcam PLC ADR	332,100	7,120
ADC Therapeutics SA (a)	103,581	2,542
Agios Pharmaceuticals, Inc. (a)	196,115	10,943
Arcutis Biotherapeutics, Inc. (a)	186,700	6,254
Argenx SE ADR (a)	41,931	12,022
Ascendis Pharma A/S sponsored ADR (a)	32,406	4,698
BioAtla, Inc. (b)	201,294	9,982
Black Diamond Therapeutics, Inc. (a)(b)	101,027	2,691
ChemoCentryx, Inc. (a)	66,275	3,203
Crinetics Pharmaceuticals, Inc. (a)	158,751	2,748
Exelixis, Inc. (a)	226,297	5,571
FibroGen, Inc. (a)	194,900	4,350
Forma Therapeutics Holdings, Inc.	129,800	3,498
Insmed, Inc. (a)	114,017	3,846
Instil Bio, Inc. (a)	155,003	3,182
Keros Therapeutics, Inc.	83,100	4,886
Kura Oncology, Inc. (a)	213,472	5,749
Mirati Therapeutics, Inc. (a)	52,900	8,793
Morphic Holding, Inc. (a)	100,538	5,570
Neurocrine Biosciences, Inc. (a)	79,832	7,543
Novavax, Inc. (a)	99,100	23,480
Passage Bio, Inc. (a)	179,439	3,366
Poseida Therapeutics, Inc. (a)(b)	28,368	266
Prelude Therapeutics, Inc.	125,050	5,182
Prelude Therapeutics, Inc. (c)	73,526	3,047
Protagonist Therapeutics, Inc. (a)	256,748	7,430
PTC Therapeutics, Inc. (a)	95,800	3,948
Relay Therapeutics, Inc. (a)	173,500	5,502
Revolution Medicines, Inc. (a)	198,600	6,592
Sage Therapeutics, Inc. (a)	29,700	2,339
Sarepta Therapeutics, Inc. (a)	54,900	3,889
Shattuck Labs, Inc.	30,500	1,149
Stoke Therapeutics, Inc. (a)	70,224	2,268
TG Therapeutics, Inc. (a)	354,900	15,868
Turning Point Therapeutics, Inc. (a)	21,509	1,640
Vaxcyte, Inc.	130,139	2,417
Xenon Pharmaceuticals, Inc. (a)	209,042	3,830
Zentalis Pharmaceuticals, Inc.	126,200	7,486
		214,890
Health Care Equipment & Supplies - 3.0%
Axonics Modulation Technologies, Inc. (a)	162,400	10,220
Envista Holdings Corp. (a)	358,100	15,499
Globus Medical, Inc. (a)	170,400	12,230
Integer Holdings Corp. (a)	142,400	13,369
Nevro Corp. (a)	76,200	13,168
		64,486
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	200,600	12,221
Ikena Oncology, Inc. (a)	103,982	2,544
Ikena Oncology, Inc.	143,145	3,152
Molina Healthcare, Inc. (a)	29,800	7,602
Progyny, Inc. (a)	149,992	8,536
R1 RCM, Inc. (a)	432,900	11,810
Signify Health, Inc.	153,134	4,341
Surgery Partners, Inc. (a)	172,800	8,329
		58,535
Health Care Technology - 1.0%
Inspire Medical Systems, Inc. (a)	53,200	12,599
Phreesia, Inc. (a)	182,300	9,434
		22,033
Life Sciences Tools & Services - 1.1%
Bruker Corp.	97,700	6,694
Olink Holding AB ADR (a)	110,618	3,894
Syneos Health, Inc. (a)	137,700	11,684
		22,272
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (a)	130,100	8,969
Terns Pharmaceuticals, Inc.	63,000	1,386
Theravance Biopharma, Inc. (a)	112,478	2,220
		12,575

TOTAL HEALTH CARE		394,791

INDUSTRIALS - 15.3%
Aerospace & Defense - 0.3%
Vectrus, Inc. (a)	114,800	6,010
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	195,348	5,142
Building Products - 2.6%
Builders FirstSource, Inc. (a)	358,437	17,445
Gibraltar Industries, Inc. (a)	83,100	7,634
Jeld-Wen Holding, Inc. (a)	214,700	6,263
Masonite International Corp. (a)	72,400	9,143
Simpson Manufacturing Co. Ltd.	48,610	5,478
The AZEK Co., Inc.	191,400	9,241
		55,204
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	139,600	9,369
Tetra Tech, Inc.	55,100	7,032
		16,401
Construction & Engineering - 3.3%
Comfort Systems U.S.A., Inc.	165,176	13,604
Construction Partners, Inc. Class A (a)	468,300	14,859
Dycom Industries, Inc. (a)	84,300	7,908
EMCOR Group, Inc.	165,980	19,884
IES Holdings, Inc. (a)	135,300	7,142
NV5 Global, Inc. (a)	64,300	5,795
		69,192
Electrical Equipment - 1.7%
Atkore, Inc. (a)	276,670	21,658
Generac Holdings, Inc. (a)	32,600	10,561
Regal Beloit Corp.	32,500	4,694
		36,913
Machinery - 3.7%
ESCO Technologies, Inc.	59,800	6,504
Federal Signal Corp.	340,900	14,123
ITT, Inc.	145,740	13,745
Kadant, Inc.	35,000	6,231
Oshkosh Corp.	56,100	6,981
SPX Corp. (a)	282,200	17,118
SPX Flow, Inc.	203,648	13,561
		78,263
Professional Services - 1.3%
ASGN, Inc. (a)	183,400	19,290
CRA International, Inc.	39,581	3,177
TriNet Group, Inc. (a)	75,300	5,927
		28,394
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)	230,900	13,007
Rush Enterprises, Inc. Class A	337,588	16,663
		29,670

TOTAL INDUSTRIALS		325,189

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.3%
Calix Networks, Inc. (a)	144,000	6,090
Electronic Equipment & Components - 1.9%
Fabrinet (a)	159,640	13,668
FARO Technologies, Inc. (a)	130,850	9,924
Insight Enterprises, Inc. (a)	131,500	13,199
Napco Security Technolgies, Inc. (a)	118,300	3,941
		40,732
IT Services - 3.3%
Endava PLC ADR (a)	81,700	7,397
ExlService Holdings, Inc. (a)	148,233	13,694
Paya Holdings, Inc. (a)(b)	510,000	5,692
Perficient, Inc. (a)	119,800	7,860
Shift4 Payments, Inc.	162,000	16,020
Verra Mobility Corp. (a)	339,900	4,568
WNS Holdings Ltd. sponsored ADR (a)	210,450	15,243
		70,474
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc.	143,900	15,874
Brooks Automation, Inc.	101,600	10,295
CMC Materials, Inc.	90,900	16,674
FormFactor, Inc. (a)	104,800	4,103
MKS Instruments, Inc.	28,400	5,087
Onto Innovation, Inc. (a)	120,650	8,267
Semtech Corp. (a)	153,500	10,398
SiTime Corp. (a)	109,300	10,116
Synaptics, Inc. (a)	53,600	7,497
		88,311
Software - 4.3%
Cerence, Inc. (a)(b)	93,500	9,014
Digital Turbine, Inc. (a)	254,300	19,182
Manhattan Associates, Inc. (a)	120,800	16,579
Sprout Social, Inc. (a)	175,100	11,607
Telos Corp.	364,600	12,097
Tenable Holdings, Inc. (a)	256,500	9,617
Workiva, Inc. (a)	147,300	13,846
		91,942

TOTAL INFORMATION TECHNOLOGY		297,549

MATERIALS - 4.6%
Chemicals - 2.3%
Ashland Global Holdings, Inc.	87,900	7,578
Element Solutions, Inc.	484,500	10,601
Huntsman Corp.	358,700	10,284
Innospec, Inc.	114,109	11,115
Trinseo SA	140,400	8,692
		48,270
Construction Materials - 0.8%
Eagle Materials, Inc.	119,700	16,535
Metals & Mining - 1.1%
Commercial Metals Co.	622,500	18,189
Warrior Metropolitan Coal, Inc.	368,990	5,848
		24,037
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	148,900	9,810

TOTAL MATERIALS		98,652

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Equity Commonwealth	304,500	8,770
Essential Properties Realty Trust, Inc.	305,800	8,009
Lexington Corporate Properties Trust	1,447,600	17,719
Terreno Realty Corp.	260,300	16,795
		51,293
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	408,300	6,941
Jones Lang LaSalle, Inc. (a)	53,000	9,959
		16,900

TOTAL REAL ESTATE		68,193

UTILITIES - 0.3%
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	82,500	5,942
TOTAL COMMON STOCKS
(Cost $1,454,995)		2,080,743

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
ValenzaBio, Inc. Series A (d)(e)	125,214	1,114
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (d)(e)	128,000	923
TOTAL CONVERIBLE PREFERRED STOCKS
(Cost $1,820)		2,037
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 5/13/21 to 7/1/21 (f)
(Cost $2,280)	2,280	2,280
	Shares	Value (000s)

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.04% (g)	65,887,755	$65,901
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	37,228,515	37,232
TOTAL MONEY MARKET FUNDS
(Cost $103,133)		103,133
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $1,562,228)		2,188,193
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(65,413)
NET ASSETS - 100%		$2,122,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	124	June 2021	$14,021	$482	$482

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,047,000 or 0.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,037,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,799,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aristea Therapeutics, Inc. Series B	10/6/20	$706
ValenzaBio, Inc. Series A	3/25/21	$1,114

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	98
Total	$122

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$37,847	$37,847	$--	$--
Consumer Discretionary	368,834	368,834	--	--
Consumer Staples	93,400	93,400	--	--
Energy	55,713	55,713	--	--
Financials	334,633	334,633	--	--
Health Care	396,828	391,639	3,152	2,037
Industrials	325,189	325,189	--	--
Information Technology	297,549	297,549	--	--
Materials	98,652	98,652	--	--
Real Estate	68,193	68,193	--	--
Utilities	5,942	5,942	--	--
U.S. Government and Government Agency Obligations	2,280	--	2,280	--
Money Market Funds	103,133	103,133	--	--
Total Investments in Securities:	$2,188,193	$2,180,724	$5,432	$2,037
Derivative Instruments:
Assets
Futures Contracts	$482	$482	$--	$--
Total Assets	$482	$482	$--	$--
Total Derivative Instruments:	$482	$482	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$482	$0
Total Equity Risk	482	0
Total Value of Derivatives	$482	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,848) — See accompanying schedule: Unaffiliated issuers (cost $1,459,095)	$2,085,060
Fidelity Central Funds (cost $103,133)	103,133
Total Investment in Securities (cost $1,562,228)		$2,188,193
Cash		334
Receivable for investments sold		815
Receivable for fund shares sold		3,812
Dividends receivable		202
Distributions receivable from Fidelity Central Funds		7
Other receivables		56
Total assets		2,193,419
Liabilities
Payable for investments purchased	$30,526
Payable for fund shares redeemed	973
Accrued management fee	1,199
Distribution and service plan fees payable	36
Payable for daily variation margin on futures contracts	333
Other affiliated payables	306
Other payables and accrued expenses	39
Collateral on securities loaned	37,227
Total liabilities		70,639
Net Assets		$2,122,780
Net Assets consist of:
Paid in capital		$1,352,972
Total accumulated earnings (loss)		769,808
Net Assets		$2,122,780
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($92,945 ÷ 2,677.19 shares)(a)		$34.72
Maximum offering price per share (100/94.25 of $34.72)		$36.84
Class M:
Net Asset Value and redemption price per share ($13,671 ÷ 409.62 shares)(a)		$33.37
Maximum offering price per share (100/96.50 of $33.37)		$34.58
Class C:
Net Asset Value and offering price per share ($15,178 ÷ 493.27 shares)(a)		$30.77
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,614,643 ÷ 45,142.82 shares)		$35.77
Class I:
Net Asset Value, offering price and redemption price per share ($245,920 ÷ 6,832.69 shares)		$35.99
Class Z:
Net Asset Value, offering price and redemption price per share ($140,423 ÷ 3,911.63 shares)		$35.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$6,274
Income from Fidelity Central Funds (including $98 from security lending)		122
Total income		6,396
Expenses
Management fee
Basic fee	$4,999
Performance adjustment	1,120
Transfer agent fees	1,360
Distribution and service plan fees	181
Accounting fees	267
Custodian fees and expenses	23
Independent trustees' fees and expenses	3
Registration fees	121
Audit	28
Legal	3
Miscellaneous	4
Total expenses before reductions	8,109
Expense reductions	(82)
Total expenses after reductions		8,027
Net investment income (loss)		(1,631)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,364
Futures contracts	7,785
Total net realized gain (loss)		152,149
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	427,842
Futures contracts	413
Total change in net unrealized appreciation (depreciation)		428,255
Net gain (loss)		580,404
Net increase (decrease) in net assets resulting from operations		$578,773

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,631)	$(174)
Net realized gain (loss)	152,149	19,262
Change in net unrealized appreciation (depreciation)	428,255	17,691
Net increase (decrease) in net assets resulting from operations	578,773	36,779
Distributions to shareholders	(21,097)	(23,000)
Share transactions - net increase (decrease)	405,732	116,242
Total increase (decrease) in net assets	963,408	130,021
Net Assets
Beginning of period	1,159,372	1,029,351
End of period	$2,122,780	$1,159,372

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.09	$23.82	$25.94	$28.16	$23.48	$24.48
Income from Investment Operations
Net investment income (loss)A	(.07)	(.07)	.01	.04B	–C	.05
Net realized and unrealized gain (loss)	11.13	.83	2.30	.43	5.05	.52
Total from investment operations	11.06	.76	2.31	.47	5.05	.57
Distributions from net investment income	–	(.02)D	(.01)	(.03)	(.07)	(.05)
Distributions from net realized gain	(.43)	(.47)D	(4.42)	(2.65)	(.30)	(1.52)
Total distributions	(.43)	(.49)	(4.43)	(2.69)E	(.37)	(1.57)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$34.72	$24.09	$23.82	$25.94	$28.16	$23.48
Total ReturnF,G,H	46.30%	3.15%	11.55%	1.73%	21.62%	2.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.20%K	1.32%	1.04%	.97%	1.05%	1.16%
Expenses net of fee waivers, if any	1.20%K	1.32%	1.04%	.97%	1.04%	1.16%
Expenses net of all reductions	1.19%K	1.31%	1.04%	.95%	1.04%	1.15%
Net investment income (loss)	(.46)%K	(.29)%	.06%	.14%B	.02%	.22%
Supplemental Data
Net assets, end of period (in millions)	$93	$52	$37	$23	$14	$12
Portfolio turnover rateL	69%K	70%	56%M	68%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.20	$23.00	$25.21	$27.49	$22.95	$24.00
Income from Investment Operations
Net investment income (loss)A	(.11)	(.13)	(.05)	(.06)B	(.08)	(.03)
Net realized and unrealized gain (loss)	10.71	.79	2.21	.43	4.92	.50
Total from investment operations	10.60	.66	2.16	.37	4.84	.47
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.43)	(.46)C	(4.37)	(2.65)	(.30)	(1.52)
Total distributions	(.43)	(.46)	(4.37)	(2.65)	(.30)	(1.52)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$33.37	$23.20	$23.00	$25.21	$27.49	$22.95
Total ReturnE,F,G	46.09%	2.83%	11.20%	1.40%	21.20%	1.89%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.47%J	1.61%	1.35%	1.33%	1.39%	1.51%
Expenses net of fee waivers, if any	1.47%J	1.60%	1.35%	1.33%	1.39%	1.51%
Expenses net of all reductions	1.46%J	1.60%	1.35%	1.32%	1.39%	1.50%
Net investment income (loss)	(.73)%J	(.58)%	(.24)%	(.22)%B	(.33)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$14	$8	$7	$5	$3	$3
Portfolio turnover rateK	69%J	70%	56%L	68%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.48	$21.43	$23.79	$26.20	$21.99	$23.16
Income from Investment Operations
Net investment income (loss)A	(.18)	(.23)	(.16)	(.17)B	(.20)	(.13)
Net realized and unrealized gain (loss)	9.90	.74	2.06	.41	4.71	.48
Total from investment operations	9.72	.51	1.90	.24	4.51	.35
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.43)	(.46)C	(4.26)	(2.65)	(.30)	(1.52)
Total distributions	(.43)	(.46)	(4.26)	(2.65)	(.30)	(1.52)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$30.77	$21.48	$21.43	$23.79	$26.20	$21.99
Total ReturnE,F,G	45.68%	2.33%	10.64%	.94%	20.62%	1.41%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.00%J	2.13%	1.86%	1.79%	1.87%	1.98%
Expenses net of fee waivers, if any	2.00%J	2.13%	1.86%	1.79%	1.87%	1.98%
Expenses net of all reductions	1.99%J	2.12%	1.86%	1.78%	1.86%	1.97%
Net investment income (loss)	(1.26)%J	(1.10)%	(.76)%	(.68)%B	(.81)%	(.60)%
Supplemental Data
Net assets, end of period (in millions)	$15	$8	$8	$6	$5	$3
Portfolio turnover rateK	69%J	70%	56%L	68%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.78) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.77	$24.47	$26.50	$28.71	$23.91	$24.89
Income from Investment Operations
Net investment income (loss)A	(.03)	–B	.08	.12C	.08	.11
Net realized and unrealized gain (loss)	11.46	.84	2.36	.43	5.15	.54
Total from investment operations	11.43	.84	2.44	.55	5.23	.65
Distributions from net investment income	–	(.07)D	(.06)	(.11)	(.12)	(.11)
Distributions from net realized gain	(.43)	(.47)D	(4.42)	(2.65)	(.30)	(1.52)
Total distributions	(.43)	(.54)	(4.47)E	(2.76)	(.43)E	(1.63)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$35.77	$24.77	$24.47	$26.50	$28.71	$23.91
Total ReturnF,G	46.53%	3.42%	11.90%	2.04%	22.00%	2.57%
Ratios to Average Net AssetsH,I
Expenses before reductions	.92%J	1.02%	.75%	.68%	.75%	.89%
Expenses net of fee waivers, if any	.91%J	1.02%	.75%	.68%	.75%	.89%
Expenses net of all reductions	.91%J	1.01%	.75%	.67%	.74%	.88%
Net investment income (loss)	(.17)%J	- %K	.36%	.43%C	.31%	.49%
Supplemental Data
Net assets, end of period (in millions)	$1,615	$960	$938	$1,035	$1,511	$1,359
Portfolio turnover rateL	69%J	70%	56%M	68%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .33%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.93	$24.54	$26.57	$28.78	$23.97	$24.96
Income from Investment Operations
Net investment income (loss)A	(.03)	–B	.08	.12C	.08	.12
Net realized and unrealized gain (loss)	11.52	.86	2.37	.43	5.15	.53
Total from investment operations	11.49	.86	2.45	.55	5.23	.65
Distributions from net investment income	–	–B,D	(.06)	(.11)	(.12)	(.12)
Distributions from net realized gain	(.43)	(.47)D	(4.42)	(2.65)	(.30)	(1.52)
Total distributions	(.43)	(.47)	(4.48)	(2.76)	(.42)	(1.64)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$35.99	$24.93	$24.54	$26.57	$28.78	$23.97
Total ReturnE,F	46.47%	3.49%	11.87%	2.02%	21.97%	2.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	1.01%	.76%	.69%	.75%	.87%
Expenses net of fee waivers, if any	.93%I	1.00%	.76%	.69%	.75%	.87%
Expenses net of all reductions	.92%I	1.00%	.75%	.68%	.75%	.87%
Net investment income (loss)	(.18)%I	.02%	.35%	.42%C	.31%	.50%
Supplemental Data
Net assets, end of period (in millions)	$246	$79	$9	$40	$43	$43
Portfolio turnover rateJ	69%I	70%	56%K	68%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .31%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$24.85	$24.55	$26.59	$28.81	$26.36
Income from Investment Operations
Net investment income (loss)B	(.01)	.03	.12	.16C	.07
Net realized and unrealized gain (loss)	11.49	.86	2.36	.43	2.38
Total from investment operations	11.48	.89	2.48	.59	2.45
Distributions from net investment income	–	(.12)D	(.10)	(.16)	–
Distributions from net realized gain	(.43)	(.47)D	(4.42)	(2.65)	–
Total distributions	(.43)	(.59)	(4.52)	(2.81)	–
Redemption fees added to paid in capitalB	–	–	–	–E	–E
Net asset value, end of period	$35.90	$24.85	$24.55	$26.59	$28.81
Total ReturnF,G	46.58%	3.58%	12.05%	2.17%	9.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.89%	.61%	.55%	.62%J
Expenses net of fee waivers, if any	.80%J	.88%	.61%	.55%	.61%J
Expenses net of all reductions	.79%J	.88%	.61%	.54%	.61%J
Net investment income (loss)	(.05)%J	.14%	.49%	.56%C	.34%J
Supplemental Data
Net assets, end of period (in millions)	$140	$53	$30	$6	$1
Portfolio turnover rateK	69%J	70%	56%L	68%	62%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$664,216
Gross unrealized depreciation	(40,246)
Net unrealized appreciation (depreciation)	$623,970
Tax cost	$1,564,705

The Fund elected to defer to its next fiscal year approximately $1,909 of ordinary losses recognized during the period January 1, 2020 to October 31, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	940,614	562,220

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$93	$6
Class M	.25%	.25%	29	–
Class C	.75%	.25%	59	23
			$181	$29

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$39
Class M	4
Class C(a)	2
$45

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$75.20
Class M	13.22
Class C	15.25
Stock Selector Small Cap	1,087.16
Class I	148.17
Class Z	22.04
	$1,360

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Small Cap Fund	$23

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	86,708	33,793

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Stock Selector Small Cap Fund	$2

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Stock Selector Small Cap Fund	$10	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $80 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Stock Selector Small Cap Fund
Distributions to shareholders
Class A	$931	$744
Class M	148	150
Class C	166	159
Stock Selector Small Cap	16,978	20,831
Class I	1,721	203
Class Z	1,153	913
Total	$21,097	$23,000

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Stock Selector Small Cap Fund
Class A
Shares sold	696	1,173	$22,270	$26,630
Reinvestment of distributions	31	30	885	743
Shares redeemed	(189)	(625)	(5,877)	(13,830)
Net increase (decrease)	538	578	$17,278	$13,543
Class M
Shares sold	91	137	$2,790	$3,007
Reinvestment of distributions	5	6	148	145
Shares redeemed	(33)	(120)	(1,009)	(2,494)
Net increase (decrease)	63	23	$1,929	$658
Class C
Shares sold	183	169	$5,187	$3,361
Reinvestment of distributions	7	7	166	158
Shares redeemed	(52)	(173)	(1,499)	(3,439)
Net increase (decrease)	138	3	$3,854	$80
Stock Selector Small Cap
Shares sold	10,663	11,100	$348,660	$259,830
Reinvestment of distributions	557	799	16,281	20,024
Shares redeemed	(4,835)	(11,479)	(157,194)	(263,471)
Net increase (decrease)	6,385	420	$207,747	$16,383
Class I
Shares sold	4,677	3,321	$149,593	$74,891
Reinvestment of distributions	56	8	1,648	191
Shares redeemed	(1,061)	(537)	(33,423)	(12,504)
Net increase (decrease)	3,672	2,792	$117,818	$62,578
Class Z
Shares sold	1,984	1,898	$64,020	$45,307
Reinvestment of distributions	37	35	1,098	873
Shares redeemed	(254)	(1,018)	(8,012)	(23,180)
Net increase (decrease)	1,767	915	$57,106	$23,000

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

(Amounts in thousands except percentages)

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Stock Selector Small Cap Fund
Class A	1.20%
Actual		$1,000.00	$1,463.00	$7.33
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class M	1.47%
Actual		$1,000.00	$1,460.90	$8.97
Hypothetical-C		$1,000.00	$1,017.50	$7.35
Class C	2.00%
Actual		$1,000.00	$1,456.80	$12.18
Hypothetical-C		$1,000.00	$1,014.88	$9.99
Stock Selector Small Cap	.91%
Actual		$1,000.00	$1,465.30	$5.56
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Class I	.93%
Actual		$1,000.00	$1,464.70	$5.68
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class Z	.80%
Actual		$1,000.00	$1,465.80	$4.89
Hypothetical-C		$1,000.00	$1,020.83	$4.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Stock Selector Small Cap Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SCS-SANN-0621
1.538515.123

Fidelity Flex® Funds

Fidelity Flex® Small Cap Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Crocs, Inc.	1.3
Assurant, Inc.	1.3
Tapestry, Inc.	1.2
ITT, Inc.	1.1
CACI International, Inc. Class A	1.1
Valvoline, Inc.	1.0
Old Republic International Corp.	1.0
Jones Lang LaSalle, Inc.	1.0
Jabil, Inc.	1.0
PVH Corp.	1.0
11.0

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Financials	18.3
Consumer Discretionary	16.7
Health Care	16.4
Industrials	15.8
Information Technology	13.9

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks and Equity Futures	98.4%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 13.2%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 1.5%
Interactive Media & Services - 0.2%
JOYY, Inc. ADR	300	$28,518
Media - 1.3%
Cardlytics, Inc. (a)	105	14,441
Cogeco Communications, Inc.	230	21,846
Nexstar Broadcasting Group, Inc. Class A	487	71,789
TechTarget, Inc. (a)	1,143	87,668
		195,744

TOTAL COMMUNICATION SERVICES		224,262

CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.8%
Adient PLC (a)	1,637	75,859
Lear Corp.	76	13,972
Patrick Industries, Inc.	241	21,594
		111,425
Diversified Consumer Services - 0.4%
Arco Platform Ltd. Class A (a)	401	10,290
Grand Canyon Education, Inc. (a)	382	41,367
		51,657
Hotels, Restaurants & Leisure - 3.3%
Caesars Entertainment, Inc. (a)	997	97,546
Churchill Downs, Inc.	303	64,085
Hilton Grand Vacations, Inc. (a)	3,171	141,300
International Game Technology PLC	7,048	121,367
Lindblad Expeditions Holdings (a)	4,578	75,033
		499,331
Household Durables - 2.8%
GoPro, Inc. Class A (a)	3,506	39,372
Helen of Troy Ltd. (a)	103	21,755
KB Home	1,108	53,439
Lovesac (a)	925	67,775
M/I Homes, Inc. (a)	478	33,326
Purple Innovation, Inc. (a)	516	17,585
Sonos, Inc. (a)	808	32,344
Taylor Morrison Home Corp. (a)	852	26,591
TopBuild Corp. (a)	95	21,126
TRI Pointe Homes, Inc. (a)	4,601	109,596
Vuzix Corp. (a)	120	2,768
		425,677
Internet & Direct Marketing Retail - 0.8%
Farfetch Ltd. Class A (a)	463	22,682
Overstock.com, Inc. (a)	315	25,673
Porch Group, Inc. Class A (a)	1,612	21,456
Revolve Group, Inc. (a)	338	16,390
thredUP, Inc. (a)	2,067	35,490
		121,691
Leisure Products - 0.1%
YETI Holdings, Inc. (a)	127	10,848
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	351	32,387
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	2,774	95,897
Bed Bath & Beyond, Inc.	424	10,736
Cricut, Inc. (a)	1,305	34,583
Dick's Sporting Goods, Inc.	482	39,804
Floor & Decor Holdings, Inc. Class A (a)	425	47,141
Lithia Motors, Inc. Class A (sub. vtg.)	146	56,119
Musti Group OYJ	448	16,902
Rent-A-Center, Inc.	2,405	138,408
The Aaron's Co., Inc.	800	24,712
Williams-Sonoma, Inc.	451	77,008
		541,310
Textiles, Apparel & Luxury Goods - 4.4%
Crocs, Inc. (a)	2,015	201,735
Deckers Outdoor Corp. (a)	197	66,625
Oxford Industries, Inc.	822	74,991
PVH Corp.	1,255	142,041
Tapestry, Inc.	3,669	175,562
		660,954

TOTAL CONSUMER DISCRETIONARY		2,455,280

CONSUMER STAPLES - 1.7%
Beverages - 0.0%
Duckhorn Portfolio, Inc. (a)	58	1,085
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,632	72,901
U.S. Foods Holding Corp. (a)	2,853	118,285
		191,186
Food Products - 0.3%
Darling Ingredients, Inc. (a)	367	25,488
Nomad Foods Ltd. (a)	764	22,278
		47,766
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	363	16,615

TOTAL CONSUMER STAPLES		256,652

ENERGY - 2.2%
Energy Equipment & Services - 0.5%
Technip Energies NV ADR (a)	1,281	18,203
TechnipFMC PLC	8,555	63,307
		81,510
Oil, Gas & Consumable Fuels - 1.7%
Brigham Minerals, Inc. Class A	4,324	74,113
BW Energy Ltd. (a)	23,221	77,413
Enviva Partners LP	491	24,182
Euronav NV	2,787	23,745
Renewable Energy Group, Inc. (a)	946	52,522
		251,975

TOTAL ENERGY		333,485

FINANCIALS - 18.3%
Banks - 8.2%
Associated Banc-Corp.	3,004	65,758
BankUnited, Inc.	1,008	46,983
Camden National Corp.	835	39,846
Comerica, Inc.	1,140	85,682
Cullen/Frost Bankers, Inc.	596	71,556
Eastern Bankshares, Inc.	4,326	92,274
First Citizens Bancshares, Inc.	34	29,494
First Foundation, Inc.	2,886	68,687
Glacier Bancorp, Inc.	330	19,454
Hilltop Holdings, Inc.	546	19,219
PacWest Bancorp	352	15,280
Signature Bank	562	141,349
Silvergate Capital Corp. (a)	54	5,790
Sterling Bancorp	5,287	132,862
Synovus Financial Corp.	2,359	110,543
The Bank of NT Butterfield & Son Ltd.	1,101	43,181
Trico Bancshares	2,116	97,928
Western Alliance Bancorp.	1,348	141,634
		1,227,520
Capital Markets - 1.9%
AllianceBernstein Holding LP	1,949	84,021
Cowen Group, Inc. Class A	748	29,539
Impax Asset Management Group PLC	1,178	16,334
Lazard Ltd. Class A	1,097	49,354
LPL Financial	339	53,121
Morningstar, Inc.	115	30,476
Vesper Healthcare Acquisition Corp. Class A (a)	1,779	20,583
		283,428
Consumer Finance - 1.4%
Encore Capital Group, Inc. (a)	2,707	106,493
First Cash Financial Services, Inc.	1,000	72,030
Green Dot Corp. Class A (a)	155	7,093
OneMain Holdings, Inc.	323	18,369
		203,985
Diversified Financial Services - 0.8%
ECN Capital Corp.	12,053	80,801
Mudrick Capital Acquisition Corp. II Class A (a)	1,141	18,404
Northern Star Acquisition Corp. unit	1,976	22,546
		121,751
Insurance - 5.3%
American Financial Group, Inc.	378	46,441
Assurant, Inc.	1,207	187,809
Axis Capital Holdings Ltd.	1,434	80,017
BRP Group, Inc. (a)	850	24,667
Enstar Group Ltd. (a)	429	107,756
First American Financial Corp.	745	48,053
Old Republic International Corp.	6,225	153,260
Primerica, Inc.	350	55,920
Reinsurance Group of America, Inc.	694	90,588
		794,511
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp, Inc.	2,445	113,790

TOTAL FINANCIALS		2,744,985

HEALTH CARE - 16.4%
Biotechnology - 7.2%
4D Molecular Therapeutics, Inc.	345	13,352
ADC Therapeutics SA (a)	304	7,460
Agios Pharmaceuticals, Inc. (a)	383	21,371
Allovir, Inc. (a)	484	11,437
ALX Oncology Holdings, Inc. (a)	300	18,798
Annexon, Inc. (a)	288	5,740
Arcutis Biotherapeutics, Inc. (a)	360	12,060
Argenx SE ADR (a)	122	34,979
Ascendis Pharma A/S sponsored ADR (a)	260	37,692
Avid Bioservices, Inc. (a)	1,044	22,347
Blueprint Medicines Corp. (a)	395	38,046
Bolt Biotherapeutics, Inc.	568	12,700
Cytokinetics, Inc. (a)	409	10,405
Edgewise Therapeutics, Inc. (a)	518	14,836
Exelixis, Inc. (a)	1,365	33,606
Forma Therapeutics Holdings, Inc.	482	12,990
Halozyme Therapeutics, Inc. (a)	860	42,957
Immunocore Holdings PLC ADR	364	14,691
ImmunoGen, Inc. (a)	1,454	11,719
Instil Bio, Inc. (a)	166	3,408
Instil Bio, Inc.	1,419	26,219
Iovance Biotherapeutics, Inc. (a)	291	9,149
Keros Therapeutics, Inc.	303	17,816
Kura Oncology, Inc. (a)	1,064	28,654
Kymera Therapeutics, Inc. (a)	329	14,986
Mirati Therapeutics, Inc. (a)	99	16,456
Morphic Holding, Inc. (a)	582	32,243
Natera, Inc. (a)	424	46,648
Neurocrine Biosciences, Inc. (a)	143	13,512
Novavax, Inc. (a)	467	110,646
ORIC Pharmaceuticals, Inc. (a)	383	9,242
Passage Bio, Inc. (a)	830	15,571
Prelude Therapeutics, Inc.	469	19,435
ProQR Therapeutics BV (a)	3,998	24,868
Protagonist Therapeutics, Inc. (a)	964	27,898
PTC Therapeutics, Inc. (a)	535	22,047
Relay Therapeutics, Inc. (a)	602	19,089
Repare Therapeutics, Inc.	656	21,451
Repligen Corp. (a)	78	16,513
Revolution Medicines, Inc. (a)	757	25,125
Shattuck Labs, Inc.	610	22,985
Silverback Therapeutics, Inc.	88	2,820
Taysha Gene Therapies, Inc.	549	14,170
TG Therapeutics, Inc. (a)	1,416	63,309
Turning Point Therapeutics, Inc. (a)	88	6,708
United Therapeutics Corp. (a)	144	29,025
Veracyte, Inc. (a)	192	9,552
Vericel Corp. (a)	388	24,219
Xenon Pharmaceuticals, Inc. (a)	494	9,050
		1,080,000
Health Care Equipment & Supplies - 3.2%
Axonics Modulation Technologies, Inc. (a)	590	37,129
CryoPort, Inc. (a)	287	16,236
Envista Holdings Corp. (a)	2,508	108,546
Globus Medical, Inc. (a)	285	20,454
Insulet Corp. (a)	309	91,223
Integer Holdings Corp. (a)	425	39,899
Neuronetics, Inc. (a)	809	8,495
Nevro Corp. (a)	340	58,755
OrthoPediatrics Corp. (a)	509	29,777
PAVmed, Inc. (a)	1,334	6,096
Tandem Diabetes Care, Inc. (a)	209	19,207
TransMedics Group, Inc. (a)	674	19,351
ViewRay, Inc. (a)	3,717	17,879
		473,047
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	772	47,030
Accolade, Inc. (a)	285	14,293
Castle Biosciences, Inc. (a)	172	11,873
Chemed Corp.	33	15,728
Ikena Oncology, Inc.	1,416	31,185
Molina Healthcare, Inc. (a)	208	53,061
Option Care Health, Inc. (a)	1,590	30,337
PetIQ, Inc. Class A (a)	289	12,311
Premier, Inc.	1,790	63,277
Progyny, Inc. (a)	857	48,772
R1 RCM, Inc. (a)	1,563	42,639
Signify Health, Inc.	596	16,897
Surgery Partners, Inc. (a)	160	7,712
The Ensign Group, Inc.	506	43,440
The Joint Corp. (a)	455	25,243
		463,798
Health Care Technology - 1.0%
Certara, Inc.	481	15,301
Health Catalyst, Inc. (a)	488	28,255
Inspire Medical Systems, Inc. (a)	229	54,232
Phreesia, Inc. (a)	726	37,571
Schrodinger, Inc. (a)	250	19,060
		154,419
Life Sciences Tools & Services - 1.1%
Berkeley Lights, Inc. (a)	281	13,800
Bruker Corp.	381	26,106
Charles River Laboratories International, Inc. (a)	99	32,913
Nanostring Technologies, Inc. (a)	395	31,470
Olink Holding AB ADR (a)	353	12,426
Syneos Health, Inc. (a)	564	47,855
		164,570
Pharmaceuticals - 0.8%
Aclaris Therapeutics, Inc. (a)	100	2,385
IMARA, Inc. (a)	296	2,190
Jazz Pharmaceuticals PLC (a)	329	54,088
Pharvaris BV	898	21,642
Prestige Brands Holdings, Inc. (a)	728	31,712
Theravance Biopharma, Inc. (a)	493	9,732
		121,749

TOTAL HEALTH CARE		2,457,583

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	158	23,954
BWX Technologies, Inc.	738	49,387
Curtiss-Wright Corp.	546	69,833
		143,174
Building Products - 3.1%
American Woodmark Corp. (a)	311	30,932
Builders FirstSource, Inc. (a)	2,557	124,449
Fortune Brands Home & Security, Inc.	339	35,588
Jeld-Wen Holding, Inc. (a)	3,697	107,841
Owens Corning	205	19,846
Resideo Technologies, Inc. (a)	826	24,788
Simpson Manufacturing Co. Ltd.	270	30,429
The AZEK Co., Inc.	1,264	61,026
UFP Industries, Inc.	397	33,364
		468,263
Commercial Services & Supplies - 0.8%
HNI Corp.	864	36,582
Montrose Environmental Group, Inc. (a)	653	35,399
The Brink's Co.	537	42,917
		114,898
Construction & Engineering - 0.9%
AECOM (a)	473	31,421
Arcosa, Inc.	1,018	61,375
MasTec, Inc. (a)	360	37,570
		130,366
Electrical Equipment - 1.4%
Array Technologies, Inc.	1,270	35,763
Atkore, Inc. (a)	672	52,604
Regal Beloit Corp.	339	48,962
Sensata Technologies, Inc. PLC (a)	785	45,326
Shoals Technologies Group, Inc.	426	13,662
Sunrun, Inc. (a)	369	18,081
		214,398
Machinery - 3.8%
Chart Industries, Inc. (a)	126	20,239
Crane Co.	1,366	128,486
ESCO Technologies, Inc.	240	26,102
ITT, Inc.	1,733	163,439
Kornit Digital Ltd. (a)	201	19,650
Luxfer Holdings PLC sponsored	3,676	81,276
SPX Corp. (a)	232	14,073
SPX Flow, Inc.	1,798	119,729
		572,994
Professional Services - 3.3%
ASGN, Inc. (a)	753	79,201
CACI International, Inc. Class A (a)	633	161,326
Clarivate Analytics PLC (a)	787	21,981
KBR, Inc.	2,011	79,555
Kelly Services, Inc. Class A (non-vtg.) (a)	115	2,881
Manpower, Inc.	995	120,286
Upwork, Inc. (a)	622	28,649
		493,879
Road & Rail - 0.6%
ArcBest Corp.	1,113	80,982
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	266	25,446
Beacon Roofing Supply, Inc. (a)	945	53,232
Custom Truck One Source, Inc. Class A (a)	1,371	14,066
		92,744

TOTAL INDUSTRIALS		2,311,698

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	271	23,049
Electronic Equipment & Components - 3.5%
Avnet, Inc.	1,311	57,579
Fabrinet (a)	496	42,468
Insight Enterprises, Inc. (a)	730	73,270
Jabil, Inc.	2,765	144,941
SYNNEX Corp.	1,171	141,925
TTM Technologies, Inc. (a)	4,816	72,240
		532,423
IT Services - 1.6%
Concentrix Corp. (a)	257	39,933
Genpact Ltd.	2,359	112,123
Nuvei Corp. (a)(b)	341	23,795
Perficient, Inc. (a)	335	21,979
Unisys Corp. (a)	1,613	38,712
		236,542
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc.	645	71,150
Brooks Automation, Inc.	194	19,658
Cirrus Logic, Inc. (a)	439	32,666
CMC Materials, Inc.	289	53,011
eMemory Technology, Inc.	418	15,407
Nova Measuring Instruments Ltd. (a)	183	17,270
Semtech Corp. (a)	615	41,660
SiTime Corp. (a)	797	73,762
		324,584
Software - 5.7%
Alkami Technology, Inc.	1,143	49,059
Anaplan, Inc. (a)	185	11,035
ChannelAdvisor Corp. (a)	738	15,609
CyberArk Software Ltd. (a)	255	35,828
Digital Turbine, Inc. (a)	758	57,176
DoubleVerify Holdings, Inc. (a)	279	9,824
DoubleVerify Holdings, Inc.	766	24,274
Dynatrace, Inc. (a)	1,059	55,110
Elastic NV (a)	314	37,875
FireEye, Inc. (a)	1,882	37,405
Lightspeed POS, Inc. (Canada) (a)	338	23,602
LivePerson, Inc. (a)	654	35,741
Nuance Communications, Inc. (a)	559	29,722
Rapid7, Inc. (a)	655	53,219
Sprout Social, Inc. (a)	1,157	76,698
TECSYS, Inc.	594	21,805
Telos Corp.	881	29,232
Tenable Holdings, Inc. (a)	1,319	49,456
Upsales Technology AB (a)	648	6,889
Workiva, Inc. (a)	312	29,328
Xperi Holding Corp.	6,429	132,116
Yext, Inc. (a)	1,886	26,310
		847,313
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology LLC	605	56,168

TOTAL INFORMATION TECHNOLOGY		2,020,079

MATERIALS - 5.4%
Chemicals - 2.0%
Element Solutions, Inc.	2,075	45,401
The Chemours Co. LLC	932	28,146
Tronox Holdings PLC	2,055	43,566
Valvoline, Inc.	4,972	156,121
Westlake Chemical Corp.	231	21,689
		294,923
Construction Materials - 0.9%
Eagle Materials, Inc.	604	83,437
RHI Magnesita NV	500	31,350
Summit Materials, Inc. (a)	910	26,199
		140,986
Containers & Packaging - 1.7%
Ardagh Group SA	1,692	45,447
Avery Dennison Corp.	143	30,626
O-I Glass, Inc. (a)	6,571	108,356
WestRock Co.	1,331	74,203
		258,632
Metals & Mining - 0.8%
Commercial Metals Co.	2,172	63,466
Iluka Resources Ltd.	2,440	14,549
Lynas Rare Earths Ltd. (a)	3,574	15,143
Reliance Steel & Aluminum Co.	135	21,642
		114,800

TOTAL MATERIALS		809,341

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Corporate Office Properties Trust (SBI)	482	13,515
Douglas Emmett, Inc.	1,800	60,372
Equity Commonwealth	454	13,075
Lexington Corporate Properties Trust	6,369	77,957
Rexford Industrial Realty, Inc.	262	14,554
RLJ Lodging Trust	5,500	88,770
Terreno Realty Corp.	378	24,389
		292,632
Real Estate Management & Development - 3.6%
Compass, Inc.	3,366	57,619
Cushman & Wakefield PLC (a)	6,900	117,300
DIC Asset AG	6,607	117,719
Jones Lang LaSalle, Inc. (a)	802	150,704
Realogy Holdings Corp. (a)	5,282	91,273
		534,615

TOTAL REAL ESTATE		827,247

UTILITIES - 1.2%
Electric Utilities - 0.4%
Portland General Electric Co.	976	49,639
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class C	1,622	46,535
FTC Solar, Inc. (a)	1,213	16,509
NextEra Energy Partners LP	327	24,378
Sunnova Energy International, Inc. (a)	1,047	36,980
		124,402

TOTAL UTILITIES		174,041

TOTAL COMMON STOCKS
(Cost $9,932,507)		14,614,653

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Fanatics, Inc.:
Series E (c)(d)	827	28,837
Series F (c)(d)	22	767
		29,604
Textiles, Apparel & Luxury Goods - 0.0%
Nuvalent, Inc. Series B (c)(d)	3,465	7,172

TOTAL CONSUMER DISCRETIONARY		36,776

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (c)(d)	3,535	4,772
INDUSTRIALS - 0.3%
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (c)(d)	323	23,666
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(c)(d)	1,249	17,786

TOTAL INDUSTRIALS		41,452

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (c)(d)	648	14,205
IT Services - 0.3%
Yanka Industries, Inc.:
Series E (c)(d)	1,071	34,140
Series F (c)(d)	149	4,750
		38,890

TOTAL INFORMATION TECHNOLOGY		53,095

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $99,479)		136,095
	Principal Amount	Value

Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
AbSci Corp. 6% (Cost $10,000)(d)(e)	10,000	10,000

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% 6/3/21 (f)
(Cost $10,000)	10,000	10,000
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.04% (g)
(Cost $261,569)	261,516	261,569
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $10,313,555)		15,032,317
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(62,066)
NET ASSETS - 100%		$14,970,251

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2021	$113,075	$1,418	$1,418

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,795 or 0.2% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,095 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Astranis Space Technologies Corp. Series C	3/19/21	$14,205
Beta Technologies, Inc. Series A	4/9/21	$23,666
Boundless Bio, Inc. Series B	4/23/21	$4,772
Convoy, Inc. Series D	10/30/19	$16,911
Fanatics, Inc. Series E	8/13/20	$14,299
Fanatics, Inc. Series F	3/22/21	$767
Nuvalent, Inc. Series B	4/30/21	$7,172
Yanka Industries, Inc. Series E	5/15/20	$12,937
Yanka Industries, Inc. Series F	4/8/21	$4,750

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124
Total	$124

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$224,262	$224,262	$--	$--
Consumer Discretionary	2,492,056	2,455,280	--	36,776
Consumer Staples	256,652	256,652	--	--
Energy	333,485	333,485	--	--
Financials	2,744,985	2,744,985	--	--
Health Care	2,462,355	2,400,179	57,404	4,772
Industrials	2,353,150	2,311,698	--	41,452
Information Technology	2,073,174	1,946,746	73,333	53,095
Materials	809,341	809,341	--	--
Real Estate	827,247	769,628	57,619	--
Utilities	174,041	174,041	--	--
Corporate Bonds	10,000	--	--	10,000
U.S. Government and Government Agency Obligations	10,000	--	10,000	--
Money Market Funds	261,569	261,569	--	--
Total Investments in Securities:	$15,032,317	$14,687,866	$198,356	$146,095
Derivative Instruments:
Assets
Futures Contracts	$1,418	$1,418	$--	$--
Total Assets	$1,418	$1,418	$--	$--
Total Derivative Instruments:	$1,418	$1,418	$--	$--
Net unrealized depreciation on unfunded commitments	$(2,207)	$--	$(2,207)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,418	$0
Total Equity Risk	1,418	0
Total Value of Derivatives	$1,418	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.8%
United Kingdom	3.2%
Bermuda	2.6%
Ireland	1.3%
Canada	1.2%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,051,986)	$14,770,748
Fidelity Central Funds (cost $261,569)	261,569
Total Investment in Securities (cost $10,313,555)		$15,032,317
Cash		18,828
Foreign currency held at value (cost $352)		365
Receivable for investments sold		211,342
Net unrealized appreciation on unfunded commitments		1,965
Receivable for fund shares sold		14,603
Dividends receivable		2,361
Interest receivable		74
Distributions receivable from Fidelity Central Funds		4
Total assets		15,281,859
Liabilities
Payable for investments purchased	$237,339
Net unrealized depreciation on unfunded commitments	4,172
Payable for fund shares redeemed	68,502
Payable for daily variation margin on futures contracts	1,595
Total liabilities		311,608
Net Assets		$14,970,251
Net Assets consist of:
Paid in capital		$8,291,194
Total accumulated earnings (loss)		6,679,057
Net Assets		$14,970,251
Net Asset Value, offering price and redemption price per share ($14,970,251 ÷ 742,158 shares)		$20.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$62,816
Non-Cash dividends		27,325
Interest		85
Income from Fidelity Central Funds		124
Total income		90,350
Expenses
Independent trustees' fees and expenses	$29
Total expenses		29
Net investment income (loss)		90,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,444,212
Foreign currency transactions	(15)
Futures contracts	65,569
Total net realized gain (loss)		2,509,766
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,285,544
Unfunded commitments	(2,207)
Assets and liabilities in foreign currencies	(28)
Futures contracts	1,418
Total change in net unrealized appreciation (depreciation)		3,284,727
Net gain (loss)		5,794,493
Net increase (decrease) in net assets resulting from operations		$5,884,814

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,321	$135,512
Net realized gain (loss)	2,509,766	(376,589)
Change in net unrealized appreciation (depreciation)	3,284,727	568,210
Net increase (decrease) in net assets resulting from operations	5,884,814	327,133
Distributions to shareholders	(92,270)	(100,243)
Share transactions
Proceeds from sales of shares	4,360,983	10,578,181
Reinvestment of distributions	92,270	100,243
Cost of shares redeemed	(6,646,986)	(10,770,011)
Net increase (decrease) in net assets resulting from share transactions	(2,193,733)	(91,587)
Total increase (decrease) in net assets	3,598,811	135,303
Net Assets
Beginning of period	11,371,440	11,236,137
End of period	$14,970,251	$11,371,440
Other Information
Shares
Sold	252,115	850,447
Issued in reinvestment of distributions	5,763	7,968
Redeemed	(378,975)	(928,476)
Net increase (decrease)	(121,097)	(70,061)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.04	$11.10	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.11C	.15	.12	.13	.07
Net realized and unrealized gain (loss)	7.00	1.07	1.14	.32	.69
Total from investment operations	7.11	1.22	1.26	.45	.76
Distributions from net investment income	(.11)	(.09)	(.12)	(.11)	–
Distributions from net realized gain	–	–	(.20)	–	–
Total distributions	(.11)	(.09)	(.32)	(.11)	–
Net asset value, end of period	$20.17	$13.17	$12.04	$11.10	$10.76
Total ReturnD,E	54.17%	10.19%	11.83%	4.18%	7.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.01%	- %I	- %I	- %H,I
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H,I
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H,I
Net investment income (loss)	1.27%C,H	1.23%	1.07%	1.14%	1.10%H
Supplemental Data
Net assets, end of period (000 omitted)	$14,970	$11,371	$11,236	$7,534	$538
Portfolio turnover rateJ	115%H	178%	145%	163%	249%H

 A For the period March 7, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .89%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Flex Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,826,656
Gross unrealized depreciation	(163,214)
Net unrealized appreciation (depreciation)	$4,663,442
Tax cost	$10,370,293

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(457,590)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Fund	7,712,879	9,784,286

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Small Cap Fund	$320

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Fund	414,194	589,835

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Flex Small Cap Fund	- %-C
Actual		$1,000.00	$1,541.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZSC-SANN-0621
1.9881582.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2021